UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio of Investments
March 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.3%
Commercial Paper — 87.4%
American General Finance Corp.
2.420%	05/16/2008	2,100,000	2,093,648
American Honda Finance Corp.
2.770%	04/29/2008	2,715,000	2,709,150
Amsterdam Funding Corp. (a)
2.700%	04/25/2008	1,021,000	1,019,163
Archer-Daniels-Midland Co. (a)
2.280%	05/28/2008	3,050,000	3,038,990
Barclays U.S. Funding Corp.
3.170%	04/23/2008	2,820,000	2,814,537
Becton Dickinson & Co.
2.420%	04/16/2008	1,350,000	1,348,639
Bryant Park Funding LLC (a)
2.650%	06/24/2008	2,965,000	2,946,666
Caterpillar Financial Services Corp.
2.700%	04/21/2008	2,920,000	2,915,620
CBA (Delaware) Finance, Inc.
2.990%	05/21/2008	1,950,000	1,941,902
Danaher Corp.
2.250%	04/14/2008	2,465,000	2,462,997
Danaher Corp.
2.300%	04/14/2008	559,000	558,536
Danske Corp. (a)
3.000%	04/01/2008	2,475,000	2,475,000
Dover Corp. (a)
2.800%	04/04/2008	2,890,000	2,889,326
Emerson Electric Co. (a)
2.250%	04/08/2008	2,450,000	2,448,928
FCAR Owner Trust I
2.900%	04/30/2008	2,635,000	2,628,844
General Electric Co.
2.380%	06/26/2008	2,123,000	2,110,930
Goldman Sachs Group, Inc.
2.500%	04/16/2008	2,930,000	2,926,948
Govco, Inc. (a)
2.750%	06/09/2008	2,920,000	2,904,609
Honeywell International, Inc. (a)
2.400%	04/10/2008	2,930,000	2,928,242
HSBC Finance Corp.
2.860%	05/07/2008	1,900,000	1,894,566
Illinois Tool Works, Inc.
2.660%	04/04/2008	1,000,000	999,778
Illinois Tool Works, Inc.
2.700%	04/02/2008	1,900,000	1,899,857
ING U.S. Funding LLC
2.900%	08/05/2008	2,100,000	2,078,685
ING U.S. Funding LLC
3.070%	04/29/2008	265,000	264,367
International Business Machines Corp. (a)
2.530%	04/11/2008	2,965,000	2,962,916

1

John Deere Capital Corp. (a)
2.400%	04/23/2008	1,258,000	1,256,155
Johnson & Johnson (a)
2.650%	04/24/2008	2,900,000	2,895,090
Kitty Hawk Funding Corp. (a)
2.720%	04/17/2008	1,733,000	1,730,905
L’Oreal USA, Inc. (a)
2.700%	04/07/2008	2,900,000	2,898,695
McCormick & Co., Inc. (a)
5.000%	05/13/2008	1,755,000	1,744,762
Medtronic, Inc. (a)
2.760%	04/22/2008	2,890,000	2,885,347
National Rural Utilities Cooperative Finance Corp.
2.890%	04/07/2008	808,000	807,611
National Rural Utilities Cooperative Finance Corp.
2.930%	04/08/2008	717,000	716,592
Nestle Capital Corp. (a)
2.620%	08/04/2008	2,175,000	2,155,213
New Center Asset Trust
3.150%	06/11/2008	2,965,000	2,946,580
Paccar Financial Corp.
4.130%	04/03/2008	2,000,000	1,999,541
Parker-Hannifin Corp. (a)
2.200%	04/28/2008	3,000,000	2,995,050
PepsiCo, Inc.
2.100%	05/05/2008	3,045,000	3,038,961
Procter & Gamble Co. (a)
2.580%	04/18/2008	2,915,000	2,911,449
Rockwell Collins, Inc. (a)
2.280%	04/04/2008	460,000	459,913
Sigma-Aldrich Corp. (a)
2.210%	04/30/2008	1,150,000	1,147,953
The Southern Co. (a)
2.350%	04/24/2008	1,555,000	1,552,665
The Stanley Works (a)
2.500%	06/03/2008	2,920,000	2,907,225
The Governor & Co. of The Bank of Ireland (a)
3.000%	04/28/2008	2,900,000	2,893,475
Toyota Motor Credit Corp.
2.470%	05/27/2008	2,920,000	2,908,781
Wal-Mart Stores, Inc. (a)
2.300%	05/12/2008	2,920,000	2,912,351
Wells Fargo & Co.
2.400%	04/09/2008	2,995,000	2,993,403
Wisconsin Electric Power
2.450%	04/17/2008	1,635,000	1,633,220
			105,653,781

U.S. Government Agencies — 12.9%
Federal Farm Credit Bank
2.530%	04/02/2008	1,000,000	999,930
Federal Farm Credit Bank
2.537%	06/27/2008	1,938,000	1,926,118
Federal Home Loan Bank
4.050%	06/04/2008	2,838,000	2,817,567

2

U.S. Treasury Bill
1.859%	04/17/2008	1,360,000	1,358,877
U.S. Treasury Bill
2.050%	06/19/2008	3,115,000	3,100,987
U.S. Treasury Bill
2.320%	04/15/2008	2,680,000	2,677,582
U.S. Treasury Bill
2.790%	07/03/2008	2,740,000	2,720,251
			15,601,312

TOTAL SHORT-TERM INVESTMENTS (Cost $121,255,093)			121,255,093

TOTAL INVESTMENTS — 100.3% (Cost $121,255,093) (b)			$121,255,093

Other Assets/(Liabilities) — (0.3%)			(347,449)

NET ASSETS – 100.0%			$120,907,644

Notes to Portfolio of Investments

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $56,960,088 or 47.1% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MML Inflation-Protected and Income Fund — Portfolio of Investments
March 31, 2008 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 101.3%
CORPORATE DEBT — 22.2%
Commercial Banks - Non US — 0.3%
Barclays Financial LLC FRN
5.080%	04/19/2008	1,200,000	1,200,000

Finance - Auto Loans — 1.0%
Toyota Motor Credit Corp. FRN
5.090%	07/28/2008	2,179,000	2,188,304
Toyota Motor Credit Corp., Series B FRN
5.580%	01/18/2015	1,600,000	1,623,392
			3,811,696

Finance - Commercial — 2.4%
CIT Group, Inc. FRN
6.130%	03/15/2017	4,880,000	3,806,400
CIT Group, Inc. FRN
6.480%	12/14/2016	6,126,000	5,023,320
			8,829,720

Finance - Consumer Loans — 3.9%
HSBC Finance Corp.
6.400%	01/10/2014	1,926,000	1,837,462
HSBC Finance Corp.
6.480%	11/10/2013	1,110,000	1,087,800
HSBC Finance Corp. FRN
5.390%	03/10/2009	2,000,000	2,002,920
HSBC Finance Corp. FRN
5.970%	02/10/2011	500,000	496,360
HSBC Finance Corp. FRN
6.590%	12/10/2013	2,065,000	2,023,700
SLM Corp. FRN
6.210%	11/21/2013	3,818,000	2,768,050
SLM Corp. FRN
6.230%	02/01/2014	3,010,000	2,197,300
SLM Corp. FRN
6.380%	11/01/2013	2,032,000	1,493,520
SLM Corp., Series A FRN
5.361%	02/01/2010	879,000	711,990
			14,619,102

Finance - Investment Banker/Broker — 10.3%
JP Morgan Chase & Co., Series C FRN
6.010%	06/28/2009	4,768,000	4,810,912
Lehman Brothers Holdings, Inc. FRN
5.880%	02/17/2015	2,545,000	2,201,425
Lehman Brothers Holdings, Inc. FRN
6.120%	11/01/2014	2,250,000	1,816,537
Lehman Brothers Holdings, Inc., Series G FRN
6.080%	05/12/2014	7,195,000	6,529,463
Merrill Lynch & Co., Inc. FRN
5.241%	03/02/2009	5,905,000	5,786,900

1

Merrill Lynch & Co., Inc. FRN
6.120%	12/14/2010	1,055,000	999,613
Merrill Lynch & Co., Inc. FRN
6.120%	11/03/2016	1,640,000	1,312,000
Merrill Lynch & Co., Inc. FRN
6.130%	05/05/2014	1,406,000	1,195,100
Merrill Lynch & Co., Inc., Series C FRN
6.120%	02/10/2011	1,202,000	1,081,800
Morgan Stanley FRN
5.830%	02/01/2011	2,807,000	2,792,965
Morgan Stanley FRN
6.080%	05/01/2014	1,525,000	1,464,000
Morgan Stanley FRN
6.080%	03/01/2016	1,200,000	1,152,000
Morgan Stanley Series C FRN
6.430%	11/01/2013	6,156,000	6,303,929
Morgan Stanley Series CPI FRN
6.180%	12/01/2017	1,000,000	953,750
			38,400,394

Life/Health Insurance — 3.2%
Hartford Life Global Funding Trusts FRN
5.260%	03/15/2010	2,690,000	2,623,423
Pacific Life Global Funding FRN (a)
6.260%	02/06/2016	5,000,000	5,167,050
Principal Life Income Funding Trusts FRN
5.480%	03/01/2012	1,063,000	988,590
Principal Life Income Funding Trusts FRN
5.960%	04/01/2016	3,189,000	2,967,365
Principal Life Income Funding Trusts FRN
6.120%	10/01/2014	455,000	414,041
			12,160,469

Supranational Bank — 1.1%
International Bank for Reconstruction & Development FRN
5.710%	12/10/2013	3,943,000	4,088,733

TOTAL CORPORATE DEBT (Cost $88,266,922)			83,110,114

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.1%

Pass-Through Securities
FHLMC
4.500%	09/16/2013	17,700,000	18,631,951
FHLMC
5.125%	10/18/2016	16,500,000	17,738,181
FHLMC
5.500%	08/23/2017	10,750,000	11,863,527
FNMA (b)
5.375%	06/12/2017	10,750,000	11,764,474
FNMA FRN
5.221%	02/17/2009	18,485,000	18,658,389

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $76,351,075)			78,656,522

2

U.S. TREASURY OBLIGATIONS — 58.0%

U.S. Treasury Inflation Index
0.875%	04/15/2010	12,989,473	13,290,951
U.S. Treasury Inflation Index
1.625%	01/15/2015	9,626,902	10,196,242
U.S. Treasury Inflation Index
1.625%	01/15/2018	4,367,079	4,581,339
U.S. Treasury Inflation Index
1.750%	01/15/2028	4,417,449	4,367,753
U.S. Treasury Inflation Index
1.875%	07/15/2013	9,554,683	10,298,784
U.S. Treasury Inflation Index
1.875%	07/15/2015	7,638,541	8,230,528
U.S. Treasury Inflation Index
2.000%	04/15/2012	7,633,894	8,216,025
U.S. Treasury Inflation Index
2.000%	01/15/2014	9,914,209	10,725,594
U.S. Treasury Inflation Index
2.000%	07/15/2014	8,979,433	9,738,559
U.S. Treasury Inflation Index
2.000%	01/15/2016	7,299,760	7,911,115
U.S. Treasury Inflation Index
2.000%	01/15/2026	9,224,388	9,492,760
U.S. Treasury Inflation Index
2.375%	04/15/2011	8,538,138	9,170,227
U.S. Treasury Inflation Index
2.375%	01/15/2017	7,367,501	8,212,415
U.S. Treasury Inflation Index
2.375%	01/15/2025	13,553,121	14,718,859
U.S. Treasury Inflation Index
2.375%	01/15/2027	7,686,689	8,369,844
U.S. Treasury Inflation Index
2.500%	07/15/2016	9,828,507	11,059,374
U.S. Treasury Inflation Index
2.625%	07/15/2017	6,226,843	7,087,237
U.S. Treasury Inflation Index
3.000%	07/15/2012	11,861,189	13,289,092
U.S. Treasury Inflation Index
3.375%	01/15/2012	2,216,664	2,494,461
U.S. Treasury Inflation Index
3.375%	04/15/2032	2,556,329	3,349,877
U.S. Treasury Inflation Index
3.500%	01/15/2011	5,390,007	5,959,360
U.S. Treasury Inflation Index
3.625%	04/15/2028	8,899,077	11,512,917
U.S. Treasury Inflation Index
3.875%	01/15/2009	3,860,610	4,001,269

3

U.S. Treasury Inflation Index
3.875%	04/15/2029	10,764,579	14,518,726
U.S. Treasury Inflation Index
4.250%	01/15/2010	5,193,216	5,633,017
			216,426,325

TOTAL U.S. TREASURY OBLIGATIONS (Cost $204,490,876)			216,426,325

TOTAL BONDS & NOTES (Cost $369,108,873)			378,192,961

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.3%
Cash Equivalents — 0.4% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	98,346	98,346
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	84,297	84,297
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	56,197	56,197
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	56,198	56,198
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	42,149	42,149
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	42,149	42,149
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	84,297	84,297
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	42,149	42,149
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	42,149	42,149
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	35,786	35,786
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	28,099	28,099
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	84,297	84,297
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	42,149	42,149
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	49,174	49,174
Reserve Primary Money Market Fund (c)
		14,050	14,050
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	70,248	70,248
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	42,149	42,149
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	49,174	49,174

4

Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	49,174	49,174
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	49,174	49,174
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	27,263	27,263
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	63,223	63,223
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	126,446	126,446
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	77,273	77,273
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	42,149	42,149
			1,397,759

Repurchase Agreements — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		14,651,693	14,651,693

TOTAL SHORT-TERM INVESTMENTS (Cost $16,049,452)			16,049,452

TOTAL INVESTMENTS — 105.6% (Cost $385,158,325) (f)			$394,242,413

Other Assets/(Liabilities) — (5.6%)			(20,923,214)

NET ASSETS — 100.0%			$373,319,199

Notes to Portfolio of Investments
FRN - Floating Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $5,167,050 or 1.4% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $14,652,121. Collateralized by U.S. Government Agency obligations with rates ranging from 4.287% to 4.389%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $14,945,626.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Managed Bond Fund — Portfolio of Investments
March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Investment Companies
Special Value Expansion Fund LLC (a)	4,500	414,000

TOTAL PREFERRED STOCK (Cost $450,000)		414,000

TOTAL EQUITIES (Cost $450,000)		414,000

		Principal
		Amount
BONDS & NOTES — 99.1%
CORPORATE DEBT — 33.7%
Aerospace & Defense — 0.2%
Goodrich Corp.
7.500%	04/15/2008	900,000	901,156

Agriculture — 0.2%
Cargill, Inc.
5.200%	01/22/2013	1,300,000	1,311,432

Airlines — 0.0%
United Air Lines, Inc. (b) (c)
10.110%	02/19/2049	271,929	0
US Airways, Inc. Class B (b) (c)
7.500%	04/15/2008	869,681	9
			9

Apparel — 0.2%
Kellwood Co.
7.625%	10/15/2017	140,000	103,250
Kellwood Co.
7.875%	07/15/2009	240,000	236,400
VF Corp.
6.450%	11/01/2037	800,000	766,412
			1,106,062

Auto Manufacturers — 0.1%
DaimlerChrysler NA LLC
4.050%	06/04/2008	500,000	500,184

Banks — 1.4%
Bank of America Corp.
3.250%	08/15/2008	500,000	500,293
Bank of America Corp.
4.250%	10/01/2010	375,000	380,848
Bank of America Corp.
5.750%	12/01/2017	930,000	962,404
Barclays Bank PLC
5.450%	09/12/2012	350,000	358,484

1

HSBC Holdings PLC
6.500%	09/15/2037	600,000	569,185
Wachovia Bank NA
6.600%	01/15/2038	1,525,000	1,412,946
Wachovia Bank NA
7.800%	08/18/2010	600,000	645,863
Wachovia Corp.
5.300%	10/15/2011	1,080,000	1,090,408
Wells Fargo & Co.
4.375%	01/31/2013	1,400,000	1,392,831
Wells Fargo & Co.
5.625%	12/11/2017	400,000	409,144
			7,722,406

Beverages — 0.6%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	350,000	352,890
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	235,000	252,059
The Coca-Cola Co.
5.350%	11/15/2017	550,000	573,907
Diageo Finance BV
3.875%	04/01/2011	770,000	772,690
Miller Brewing Co. (a)
4.250%	08/15/2008	425,000	426,714
Molson Coors Capital Finance ULC
4.850%	09/22/2010	530,000	540,162
PepsiCo, Inc.
4.650%	02/15/2013	475,000	491,637
			3,410,059

Building Materials — 0.2%
American Standard, Inc.
7.625%	02/15/2010	800,000	857,008

Chemicals — 1.2%
Cytec Industries, Inc.
5.500%	10/01/2010	475,000	490,269
Ecolab, Inc.
4.875%	02/15/2015	1,500,000	1,496,808
Ecolab, Inc.
6.875%	02/01/2011	1,100,000	1,176,564
EI Du Pont de Nemours & Co.
5.000%	01/15/2013	480,000	499,800
Lubrizol Corp.
4.625%	10/01/2009	645,000	647,348
Lubrizol Corp.
5.875%	12/01/2008	425,000	431,267
Praxair, Inc.
5.250%	11/15/2014	1,250,000	1,294,016
Sensient Technologies
6.500%	04/01/2009	600,000	606,964
			6,643,036

2

Commercial Services — 1.0%
Deluxe Corp.
7.375%	06/01/2015	145,000	135,212
Equifax, Inc.
7.000%	07/01/2037	415,000	370,624
ERAC USA Finance Co. (a)
5.800%	10/15/2012	1,600,000	1,524,915
ERAC USA Finance Co. (a)
6.700%	06/01/2034	355,000	293,586
ERAC USA Finance Co. (a)
7.000%	10/15/2037	1,500,000	1,233,105
RR Donnelley & Sons Co.
4.950%	05/15/2010	550,000	532,303
Valassis Communications, Inc.
6.625%	01/15/2009	1,060,000	1,041,450
			5,131,195

Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	430,000	426,207

Diversified Financial — 6.6%
American Express Co.
6.150%	08/28/2017	350,000	348,386
American General Finance Corp.
5.900%	09/15/2012	1,575,000	1,556,648
American General Finance Corp.
6.500%	09/15/2017	350,000	335,227
American General Finance Corp.
6.900%	12/15/2017	450,000	439,773
American Honda Finance Corp. (a)
3.850%	11/06/2008	850,000	851,519
The Bear Stearns Co., Inc.
7.250%	02/01/2018	1,100,000	1,136,730
BlackRock, Inc.
6.250%	09/15/2017	600,000	613,856
Boeing Capital Corp. Ltd.
6.500%	02/15/2012	690,000	748,826
CIT Group, Inc.
3.875%	11/03/2008	1,400,000	1,288,407
CIT Group, Inc.
5.125%	09/30/2014	595,000	452,858
CIT Group, Inc.
7.625%	11/30/2012	1,800,000	1,496,043
Citigroup, Inc.
5.500%	02/15/2017	750,000	702,534
Citigroup, Inc.
5.875%	05/29/2037	995,000	864,201
Countrywide Home Loans, Inc. (d)
3.250%	05/21/2008	1,150,000	1,127,805
Eaton Vance Corp.
6.500%	10/02/2017	1,075,000	1,146,293
Emerald Investment Grade CBO Ltd. FRN (a)
5.365%	05/24/2011	235,218	234,042
Franklin Resources, Inc.
3.700%	04/15/2008	960,000	960,396

3

General Electric Capital Corp.
5.375%	10/20/2016	700,000	710,810
General Electric Capital Corp.
5.875%	01/14/2038	1,000,000	963,858
Glencore Funding LLC (a)
6.000%	04/15/2014	645,000	630,251
The Goldman Sachs Group, Inc.
5.450%	11/01/2012	4,000,000	4,085,752
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	2,025,000	1,942,633
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	400,000	364,228
HSBC Finance Corp.
4.125%	12/15/2008	415,000	414,497
HSBC Finance Corp.
5.900%	06/19/2012	1,475,000	1,478,447
HSBC Finance Corp.
6.375%	10/15/2011	405,000	416,302
JP Morgan Chase & Co.
5.375%	10/01/2012	1,900,000	1,972,833
JP Morgan Chase Capital XV
5.875%	03/15/2035	560,000	476,148
Lazard Group LLC
6.850%	06/15/2017	535,000	500,987
Lazard Group LLC
7.125%	05/15/2015	695,000	676,006
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	1,230,000	1,213,179
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	815,000	706,645
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	230,000	212,596
MBNA Corp.
4.625%	09/15/2008	650,000	653,507
Merrill Lynch & Co., Inc.
5.450%	02/05/2013	1,900,000	1,869,332
Morgan Stanley
5.450%	01/09/2017	430,000	402,260
SLM Corp.
5.000%	10/01/2013	505,000	380,114
Textron Financial Corp.
5.125%	11/01/2010	1,140,000	1,185,709
			35,559,638

Electric — 3.0%
Allegheny Energy Supply
7.800%	03/15/2011	300,000	318,000
Allegheny Energy Supply (a)
8.250%	04/15/2012	385,000	415,800
Appalachian Power Co. Series G
3.600%	05/15/2008	560,000	559,654
Carolina Power & Light Co.
5.950%	03/01/2009	1,270,000	1,297,893
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,385,000	1,387,109

4

Consumers Energy Co.
4.400%	08/15/2009	390,000	392,162
Duke Energy Corp.
4.200%	10/01/2008	135,000	135,475
Entergy Gulf States, Inc.
5.250%	08/01/2015	1,455,000	1,374,752
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,225,000	1,240,312
Kansas Gas & Electric Co.
5.647%	03/29/2021	417,836	418,878
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	282,612	285,359
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,300,000	1,299,736
Monongahela Power
6.700%	06/15/2014	450,000	490,810
Monongahela Power
7.360%	01/15/2010	700,000	746,379
Nevada Power Co., Series L
5.875%	01/15/2015	560,000	549,075
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	1,220,000	1,250,114
Tampa Electric Co.
6.375%	08/15/2012	750,000	806,122
Tenaska Oklahoma (a)
6.528%	12/30/2014	376,683	405,164
TransAlta Corp.
5.750%	12/15/2013	1,200,000	1,231,022
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	435,708	450,664
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	580,000	626,683
Wisconsin Public Service Corp.
5.650%	11/01/2017	450,000	474,479
			16,155,642

Electrical Components & Equipment — 0.3%
Ametek, Inc.
7.200%	07/15/2008	1,495,000	1,510,224

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	600,000	601,258
Thomas & Betts Corp., Series B
6.390%	02/10/2009	275,000	281,005
			882,263

Environmental Controls — 0.4%
Allied Waste North America, Inc.
6.500%	11/15/2010	1,540,000	1,540,000
Allied Waste North America, Inc. Series B
5.750%	02/15/2011	550,000	537,625
			2,077,625

5

Foods — 1.0%
Kellogg Co.
5.125%	12/03/2012	850,000	878,952
Sara Lee Corp.
3.875%	06/15/2013	210,000	198,081
Smithfield Foods, Inc.
7.000%	08/01/2011	4,395,000	4,329,075
			5,406,108

Forest Products & Paper — 0.3%
International Paper Co.
3.800%	04/01/2008	920,000	920,000
Rock-Tenn Co.
5.625%	03/15/2013	140,000	128,800
Rock-Tenn Co.
8.200%	08/15/2011	590,000	604,750
Rock-Tenn Co. (a)
9.250%	03/15/2016	200,000	207,000
			1,860,550

Gas — 0.4%
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	850,000	851,113
OAO Gazprom (a)
9.625%	03/01/2013	400,000	448,500
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	475,000	452,284
Southwest Gas Corp.
8.375%	02/15/2011	305,000	337,482
			2,089,379

Health Care - Products — 0.3%
Covidien International Finance (a)
5.450%	10/15/2012	1,000,000	1,031,601
Covidien International Finance (a)
6.550%	10/15/2037	550,000	562,122
			1,593,723

Holding Company - Diversified — 0.4%
Leucadia National Corp.
7.750%	08/15/2013	2,000,000	2,007,500

Home Builders — 0.1%
Centex Corp.
7.875%	02/01/2011	460,000	434,700
D.R. Horton, Inc.
4.875%	01/15/2010	120,000	110,100
Lennar Corp., Series B
5.125%	10/01/2010	105,000	91,350
			636,150

Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	750,000	810,484

6

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	450,000	445,380
Toro Co.
7.800%	06/15/2027	235,000	263,206
			708,586

Insurance — 0.1%
Lincoln National Corp.
6.300%	10/09/2037	400,000	361,578

Internet — 0.1%
The Thomson Corp.
6.200%	01/05/2012	650,000	663,681

Investment Companies — 0.1%
Xstrata Finance Canada (a)
5.800%	11/15/2016	285,000	275,245

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	385,000	396,877

Lodging — 0.6%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	425,000	371,875
Marriott International, Inc.
6.200%	06/15/2016	1,125,000	1,098,102
MGM Mirage
6.000%	10/01/2009	360,000	357,300
MGM Mirage
6.750%	09/01/2012	100,000	92,750
MGM Mirage
6.750%	04/01/2013	335,000	308,200
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	250,000	249,687
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	495,000	516,881
			2,994,795

Machinery - Diversified — 0.1%
Briggs & Stratton Corp.
8.875%	03/15/2011	725,000	757,625

Manufacturing — 0.8%
Bombardier, Inc. (a)
6.750%	05/01/2012	310,000	306,900
Bombardier, Inc. (a)
8.000%	11/15/2014	125,000	128,750
Cooper US, Inc.
6.100%	07/01/2017	635,000	670,263
Dover Corp.
6.250%	06/01/2008	750,000	752,883
General Electric Co.
5.250%	12/06/2017	400,000	399,448

7

Pentair, Inc.
7.850%	10/15/2009	850,000	874,968
Tyco Electronics Group SA (a)
6.000%	10/01/2012	375,000	384,352
Tyco Electronics Group SA (a)
6.550%	10/01/2017	325,000	340,670
Tyco Electronics Group SA (a)
7.125%	10/01/2037	400,000	417,346
			4,275,580

Media — 2.8%
Belo Corp.
8.000%	11/01/2008	555,000	564,786
CBS Corp.
6.625%	05/15/2011	780,000	795,630
CBS Corp.
7.875%	07/30/2030	375,000	365,157
Clear Channel Communications, Inc.
4.250%	05/15/2009	950,000	921,500
Comcast Cable Communications, Inc.
6.200%	11/15/2008	1,235,000	1,249,766
Comcast Corp.
6.950%	08/15/2037	610,000	611,223
COX Communications, Inc.
4.625%	01/15/2010	2,565,000	2,566,234
COX Communications, Inc.
6.750%	03/15/2011	475,000	494,844
COX Enterprises, Inc. (a)
4.375%	05/01/2008	750,000	750,252
Echostar DBS Corp.
7.125%	02/01/2016	600,000	559,500
Knight-Ridder, Inc.
7.125%	06/01/2011	180,000	144,434
The McGraw-Hill Cos., Inc.
5.375%	11/15/2012	750,000	765,493
News America, Inc.
4.750%	03/15/2010	800,000	804,389
Rogers Cable, Inc.
5.500%	03/15/2014	225,000	212,340
Scholastic Corp.
5.000%	04/15/2013	500,000	426,218
Shaw Communications, Inc.
8.250%	04/11/2010	1,325,000	1,381,312
The Thomson Corp.
5.700%	10/01/2014	1,485,000	1,468,374
Time Warner, Inc.
5.875%	11/15/2016	845,000	803,556
Viacom, Inc.
6.250%	04/30/2016	315,000	306,630
			15,191,638

Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	730,000	755,807

8

Mining — 0.5%
Alcan, Inc.
6.250%	11/01/2008	800,000	810,199
Codelco, Inc. (a)
6.150%	10/24/2036	415,000	415,925
Vale Overseas Ltd.
6.250%	01/23/2017	455,000	453,124
Vale Overseas Ltd.
6.875%	11/21/2036	420,000	409,800
Vulcan Materials Co.
6.000%	04/01/2009	800,000	825,741
			2,914,789

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	350,000	352,948

Oil & Gas — 1.3%
Anadarko Petroleum Corp.
3.250%	05/01/2008	225,000	224,947
Enterprise Products Operating LP
7.500%	02/01/2011	195,000	209,473
Mobil Corp.
8.625%	08/15/2021	1,000,000	1,352,140
Pemex Project Funding Master Trust
6.625%	06/15/2035	2,000,000	2,069,754
The Premcor Refining Group, Inc.
6.750%	05/01/2014	280,000	293,899
Shell International Finance
5.625%	06/27/2011	1,375,000	1,475,437
Tesoro Corp.
6.500%	06/01/2017	330,000	295,350
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	999,071
			6,920,071

Oil & Gas Services — 0.1%
Colonial Pipeline Co. (a)
7.630%	04/15/2032	500,000	572,704
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	210,000	198,450
			771,154

Packaging & Containers — 0.5%
Packaging Corp. of America
5.750%	08/01/2013	260,000	262,146
Pactiv Corp.
5.875%	07/15/2012	345,000	352,216
Pactiv Corp.
6.400%	01/15/2018	300,000	299,502
Sealed Air Corp. (a)
6.875%	07/15/2033	200,000	192,902
Sonoco Products Co.
6.500%	11/15/2013	1,500,000	1,682,151
			2,788,917

9

Pharmaceuticals — 0.2%
Abbott Laboratories
5.600%	11/30/2017	450,000	470,790
Wyeth
6.000%	02/15/2036	430,000	420,293
			891,083

Pipelines — 2.6%
Boardwalk Pipelines LLC
5.500%	02/01/2017	235,000	230,479
CenterPoint Energy Resources Corp.
6.125%	11/01/2017	1,000,000	1,021,360
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,050,000	1,109,414
Duke Capital Corp.
7.500%	10/01/2009	700,000	731,246
Duke Energy Field Services Corp.
7.875%	08/16/2010	800,000	857,633
Enbridge Energy Partners LP
4.000%	01/15/2009	1,000,000	1,006,673
Enbridge, Inc.
5.800%	06/15/2014	1,200,000	1,216,698
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	225,000	218,643
Kern River Funding Corp. (a)
4.893%	04/30/2018	847,000	862,763
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	220,000	218,937
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	150,000	139,173
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	655,000	642,797
Pacific Energy Partners LP / Pacific Energy Finance Corp.
6.250%	09/15/2015	150,000	149,087
Pacific Energy Partners LP / Pacific Energy Finance Corp.
7.125%	06/15/2014	490,000	518,910
Plains All American Pipeline Co.
5.625%	12/15/2013	590,000	622,496
Southern Natural Gas Co. (a)
5.900%	04/01/2017	370,000	361,686
Texas Eastern Transmission LP (a)
6.000%	09/15/2017	275,000	288,567
Trans-Canada Pipelines Ltd.
6.200%	10/15/2037	430,000	414,615
Trans-Canada Pipelines Ltd.
6.490%	01/21/2009	2,500,000	2,565,847
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	600,000	682,500
			13,859,524

10

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP
5.000%	06/01/2015	200,000	178,230
Brandywine Operating Partnership LP
5.625%	12/15/2010	465,000	433,701
iStar Financial, Inc., Series B
4.875%	01/15/2009	190,000	171,000
iStar Financial, Inc., Series B
5.700%	03/01/2014	350,000	252,000
Prologis
5.250%	11/15/2010	970,000	979,250
Senior Housing Properties Trust
8.625%	01/15/2012	125,000	128,438
Weingarten Realty Investors
7.500%	12/19/2010	955,000	1,040,380
			3,182,999

Retail — 0.5%
J.C. Penney Co., Inc.
7.950%	04/01/2017	160,000	170,238
Lowe’s Cos., Inc.
5.600%	09/15/2012	425,000	445,208
McDonald’s Corp.
6.300%	10/15/2037	200,000	205,440
Target Corp.
7.000%	01/15/2038	475,000	488,233
Wal-Mart Stores, Inc.
6.500%	08/15/2037	610,000	640,509
Yum! Brands, Inc.
6.875%	11/15/2037	765,000	731,906
			2,681,534

Savings & Loans — 0.2%
Washington Mutual Bank
5.650%	08/15/2014	1,125,000	928,125

Software — 0.3%
Fidelity National Information Services, Inc.
4.750%	09/15/2008	270,000	260,550
Fiserv, Inc.
6.125%	11/20/2012	1,500,000	1,545,771
			1,806,321

Telecommunications — 2.9%
Anixter, Inc.
5.950%	03/01/2015	715,000	631,045
AT&T, Inc.
4.125%	09/15/2009	1,900,000	1,910,572
AT&T, Inc.
6.500%	09/01/2037	1,350,000	1,335,409
British Telecom PLC STEP
9.125%	12/15/2030	335,000	416,062
Deutsche Telekom International Finance B.V. STEP
8.250%	06/15/2030	1,450,000	1,739,398
Embarq Corp.
7.082%	06/01/2016	340,000	321,891

11

Qwest Corp.
7.875%	09/01/2011	1,150,000	1,147,125
Qwest Corp.
8.875%	03/15/2012	1,130,000	1,152,600
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	410,000	406,499
Sprint Capital Corp.
6.125%	11/15/2008	2,100,000	2,084,250
Sprint Capital Corp.
6.900%	05/01/2019	360,000	283,500
Sprint Nextel Corp.
6.000%	12/01/2016	1,005,000	781,388
Telecom Italia Capital SA
6.000%	09/30/2034	465,000	393,011
Telefonica Emisones, S.A.U.
7.045%	06/20/2036	905,000	946,221
Verizon Global Funding Corp.
7.750%	12/01/2030	250,000	271,627
Verizon New England, Inc.
6.500%	09/15/2011	730,000	762,684
Vodafone Group PLC
7.750%	02/15/2010	650,000	688,851
			15,272,133

Textiles — 0.1%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	250,000	276,872

Transportation — 0.5%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	665,000	683,848
Canadian National Railway Co.
5.850%	11/15/2017	365,000	380,507
Canadian National Railway Co.
6.375%	11/15/2037	325,000	317,865
Con-way, Inc.
8.875%	05/01/2010	600,000	651,107
CSX Corp.
7.250%	05/01/2027	50,000	50,931
Norfolk Southern Corp.
6.000%	04/30/2008	550,000	550,878
			2,635,136

TOTAL CORPORATE DEBT (Cost $182,370,070)			180,261,058

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Commercial MBS — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	02/10/2051	2,425,000	2,389,178
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,325,000	1,277,171

12

Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	700,000	682,594
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	900,000	872,232
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,825,000	1,850,730
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 FRN
6.010%	12/10/2049	1,125,000	1,114,130
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	975,000	940,617
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	4,450,000	4,143,062
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	975,000	924,159
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.700%	09/12/2049	800,000	780,422
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	4,200,000	3,952,421
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,300,000	2,242,160
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (a)
6.920%	02/03/2014	1,000,000	1,037,408
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	1,475,000	1,423,532
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 FRN
6.055%	02/15/2051	2,450,000	2,414,382
			26,044,198

Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	582,113	612,674

Home Equity ABS — 0.2%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
7.200%	10/25/2028	8,576	8,551
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	2,875,000	1,106,588
			1,115,139

13

Other ABS — 0.6%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (a)
3.599%	09/20/2010	680,000	587,244
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (a)
5.113%	01/11/2013	875,000	614,976
Newport Waves CDO, Series 2007-1A, Class A3LS (a)
5.526%	06/20/2014	1,400,000	946,750
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN (a)
4.542%	09/20/2010	500,000	422,734
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN (a)
5.142%	09/20/2010	400,000	329,813
			2,901,517

WL Collateral CMO — 5.0%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,381,428	1,316,457
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.616%	07/20/2036	1,077,789	984,080
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.533%	08/25/2034	470,991	461,994
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.991%	07/25/2034	1,509,032	1,475,053
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.237%	07/25/2037	3,308,778	3,268,646
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
7.230%	09/25/2033	91,126	88,983
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.609%	02/25/2034	87,808	73,866
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
6.699%	08/25/2034	112,258	87,247
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.749%	01/19/2038	1,321,401	963,078
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.709%	05/25/2037	2,154,418	1,962,872
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
7.028%	08/25/2034	230,996	196,666
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.754%	11/25/2033	2,221,671	1,839,989
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN
5.006%	07/25/2035	344,208	337,530
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN
3.786%	11/21/2034	600,000	583,975

14

Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
7.043%	07/25/2033	17,094	13,561
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN
7.085%	02/25/2034	37,143	33,910
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.849%	08/25/2036	590,129	450,591
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.200%	02/25/2034	6,880	6,953
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN
2.769%	12/25/2036	600,082	450,077
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.789%	04/25/2046	1,693,720	1,255,090
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.779%	06/25/2046	2,672,054	1,971,956
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN
6.989%	03/25/2034	147,251	146,463
Structured Asset Securities Corp., Series2003-30, Class 1A1
5.500%	10/25/2033	1,313,751	1,316,214
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z
7.750%	05/15/2022	337,826	367,860
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	538,747	500,045
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	234,489	231,146
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	1,934,424	1,882,396
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
5.726%	04/25/2044	378,195	305,040
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232%	09/25/2034	1,316,993	1,259,518
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.573%	12/25/2034	1,662,627	1,624,948
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.110%	06/25/2035	1,629,645	1,504,553
			26,960,757

15

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
6.977%	06/25/2032	109,754	109,285

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $63,419,723)			57,743,570

SOVEREIGN DEBT OBLIGATIONS — 0.6%

Province of Ontario
4.750%	01/19/2016	1,700,000	1,796,225
United Mexican States
5.625%	01/15/2017	1,405,000	1,476,655
			3,272,880

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,041,593)			3,272,880

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.4%

Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	472,162	487,830

Pass-Through Securities — 39.3%
Connecticut State Health & Educational Facilities Authority, (Yale University)
5.000%	07/01/2042	5,550,000	5,549,556
FHLMC
5.500%	07/01/2020 - 12/01/2037	21,105,748	21,496,190
FHLMC
6.000%	09/01/2016 - 02/01/2018	328,628	342,065
FHLMC
6.500%	09/01/2016	658,421	687,311
FHLMC
7.500%	10/01/2030 - 02/01/2031	76,269	82,727
FHLMC
8.000%	03/01/2027	118,412	130,259
FHLMC
9.000%	03/01/2017	1,448	1,590
FNMA
3.875%	02/15/2010	8,000,000	8,237,886
FNMA
3.905%	05/01/2034	932,382	932,382
FNMA
4.500%	12/01/2033 - 01/01/2037	26,151,269	25,229,474
FNMA
5.000%	08/01/2035 - 05/01/2037	24,189,700	23,978,794
FNMA
5.500%	02/01/2014 - 07/01/2037	52,781,018	53,656,269
FNMA
6.000%	06/01/2016 - 10/01/2036	25,369,270	26,015,461
FNMA
6.500%	07/01/2016 - 03/01/2038	21,410,938	22,208,909

16

FNMA
7.000%	03/01/2031 - 04/01/2031	120,963	128,074
FNMA
7.500%	08/01/2029 - 06/01/2031	104,815	113,539
FNMA
8.000%	11/01/2029 - 09/01/2031	254,817	271,140
FNMA
9.000%	05/01/2009	7,864	7,981
FNMA FRN
4.362%	10/01/2034	2,259,547	2,290,832
GNMA
5.125%	11/20/2025 - 11/20/2027	24,366	24,840
GNMA
5.500%	06/15/2036	5,722,313	5,841,454
GNMA
6.000%	07/15/2037 - 08/15/2037	7,498,691	7,749,429
GNMA
6.500%	09/15/2036	3,618,944	3,769,215
GNMA
7.000%	09/15/2023 - 08/15/2032	436,502	462,813
GNMA
7.250%	11/20/2021	58,416	63,004
GNMA
7.500%	03/15/2017 - 06/15/2024	166,900	179,125
New Valley Generation IV, TVA
4.687%	01/15/2022	469,514	498,005
Total Pass-Through Securities			209,948,324
Total			210,436,154

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $205,475,190)			210,436,154

U.S. TREASURY OBLIGATIONS — 14.6%

U.S. Treasury Bond (e)
6.125%	08/15/2029	6,682,000	8,378,601
U.S. Treasury Inflation Index
0.875%	04/15/2010	1,392,525	1,424,845
U.S. Treasury Note
4.000%	11/15/2012	1,325,000	1,423,857
U.S. Treasury Note
4.500%	05/15/2017	21,820,000	23,707,090
U.S. Treasury Note
4.875%	05/31/2011	25,000,000	27,306,640
U.S. Treasury Principal Strips
0.000%	05/15/2016	21,000,000	15,878,936
			78,119,969

TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,528,209)			78,119,969

TOTAL BONDS & NOTES (Cost $526,834,785)			529,833,631

TOTAL LONG TERM INVESTMENTS (Cost $527,284,785)			530,247,631

17

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.7%

Cash Equivalents — 0.2% (g)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	81,672	81,672
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	70,004	70,004
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	46,670	46,670
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	46,670	46,670
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	35,002	35,002
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	35,002	35,002
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	70,004	70,004
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	35,002	35,002
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	35,002	35,002
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	29,718	29,718
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	23,335	23,335
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	70,004	70,004
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	35,002	35,002
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	40,836	40,836
Reserve Primary Money Market Fund (f)
		11,667	11,667

Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	58,337	58,337
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	35,002	35,002
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	40,836	40,836
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	40,836	40,836
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	40,836	40,836
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	22,640	22,640
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	52,504	52,504
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	105,006	105,006

18

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	64,171	64,171
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	35,002	35,002
			1,160,760

Commercial Paper — 2.5%
Alcoa, Inc.
3.080%	04/07/2008	2,080,000	2,078,932
Cadbury Schweppes Finance PLC
3.350%	04/03/2008	2,310,000	2,309,570
Devon Energy Corp.
3.150%	04/04/2008	1,895,000	1,894,503
Kraft Foods, Inc.
3.040%	04/08/2008	1,885,000	1,883,886
Textron Financial Corp.
3.150%	04/02/2008	3,035,000	3,034,734
Textron Financial Corp.
3.300%	04/01/2008	2,200,000	2,200,000
			13,401,625

TOTAL SHORT-TERM INVESTMENTS (Cost $14,562,385)			14,562,385

TOTAL INVESTMENTS — 101.9% (Cost $541,847,170) (h)			$544,810,016

Other Assets/(Liabilities) — (1.9%)			(9,983,297)

NET ASSETS — 100.0%			$534,826,719

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond
VRN - Variable Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $20,347,768 or 3.8% of net assets.

(b)	Security is currently in default.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Denotes all or a portion of security on loan. (Note 2).
(e)	This security is held as collateral for open futures contracts. (Note 2).
(f)	Principal amount represents shares owned of the fund.
(g)	Represents investments of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 60.7%
COMMON STOCK — 60.7%

Advertising — 0.1%
Omnicom Group, Inc.	16,900	746,642

Aerospace & Defense — 2.2%
Boeing Co.	31,700	2,357,529
General Dynamics Corp.	34,500	2,876,265
Goodrich Corp.	6,600	379,566
L-3 Communications Holdings, Inc.	11,900	1,301,146
Lockheed Martin Corp.	22,400	2,224,320
Northrop Grumman Corp.	32,100	2,497,701
Raytheon Co.	40,800	2,636,088
United Technologies Corp.	43,000	2,959,260
		17,231,875

Agriculture — 1.2%
Altria Group, Inc.	112,600	2,499,720
Philip Morris International, Inc.	112,600	5,695,308
Reynolds American, Inc.	8,000	472,240
UST, Inc.	9,400	512,488
		9,179,756

Airlines — 0.0%
Southwest Airlines Co.	28,300	350,920

Apparel — 0.5%
Nike, Inc. Class B	41,500	2,822,000
VF Corp.	9,500	736,345
		3,558,345

Auto Manufacturers — 0.0%
Ford Motor Co. (a) (b)	69,800	399,256
General Motors Corp. (b)	600	11,430
		410,686

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	8,400	216,720
Johnson Controls, Inc.	43,900	1,483,820
		1,700,540

Banks — 3.4%
Bank of America Corp. (b)	190,605	7,225,836
The Bank of New York Mellon Corp.	60,018	2,504,551
BB&T Corp. (b)	27,700	888,062
Capital One Financial Corp. (b)	15,333	754,690
Comerica, Inc.	8,600	301,688
Fifth Third Bancorp (b)	20,800	435,136
Huntington Bancshares, Inc.	14,200	152,650
KeyCorp	19,800	434,610
M&T Bank Corp.	2,600	209,248
Marshall & Ilsley Corp. (b)	13,500	313,200
National City Corp.	24,700	245,765

Northern Trust Corp.	9,900	658,053
PNC Financial Services Group, Inc.	8,400	550,788
Regions Financial Corp.	28,386	560,623
State Street Corp.	15,700	1,240,300
SunTrust Banks, Inc. (b)	13,600	749,904
U.S. Bancorp	70,600	2,284,616
Wachovia Corp. (b)	81,037	2,187,999
Wells Fargo & Co.	155,100	4,513,410
Zions Bancorp	2,600	118,430
		26,329,559

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	39,500	1,874,275
The Coca-Cola Co.	35,400	2,154,798
Coca-Cola Enterprises, Inc.	49,900	1,207,580
Constellation Brands, Inc. Class A (a)	88,800	1,569,096
Molson Coors Brewing Co. Class B	7,600	399,532
The Pepsi Bottling Group, Inc.	15,400	522,214
PepsiCo, Inc.	22,600	1,631,720
		9,359,215

Biotechnology — 0.4%
Amgen, Inc. (a)	44,000	1,838,320
Biogen Idec, Inc. (a)	15,400	950,026
Genzyme Corp. (a)	6,400	477,056
Millipore Corp. (a)	2,300	155,043
		3,420,445

Building Materials — 0.1%
Masco Corp.	12,700	251,841
Trane, Inc.	6,500	298,350
		550,191

Chemicals — 1.3%
Air Products & Chemicals, Inc.	8,700	800,400
Ashland, Inc.	2,500	118,250
The Dow Chemical Co.	38,500	1,418,725
Du Pont (E.I.) de Nemours & Co.	47,800	2,235,128
Eastman Chemical Co.	7,000	437,150
Hercules, Inc.	29,500	539,555
Monsanto Co.	27,800	3,099,700
PPG Industries, Inc.	4,100	248,091
Rohm & Haas Co.	5,600	302,848
The Sherwin-Williams Co.	6,600	336,864
Sigma-Aldrich Corp.	5,900	351,935
		9,888,646

Commercial Services — 0.6%
Apollo Group, Inc. Class A (a)	24,400	1,054,080
Automatic Data Processing, Inc.	18,300	775,737
Donnelley (R.R.) & Sons Co.	8,600	260,666
Equifax, Inc.	7,200	248,256
McKesson Corp.	19,000	995,030
Moody’s Corp. (b)	8,500	296,055
Western Union Co.	35,500	755,085
		4,384,909

Computers — 3.5%
Affiliated Computer Services, Inc. Class A (a)	6,600	330,726
Apple, Inc. (a)	37,100	5,323,850
Computer Sciences Corp. (a)	19,800	807,642
Dell, Inc. (a)	800	15,936
Electronic Data Systems Corp.	16,700	278,055
EMC Corp. (a)	149,000	2,136,660
Hewlett-Packard Co.	161,800	7,387,788
International Business Machines Corp.	79,200	9,119,088
Lexmark International, Inc. Class A (a)	15,200	466,944
NetApp, Inc. (a)	17,900	358,895
SanDisk Corp. (a)	100	2,257
Sun Microsystems, Inc. (a)	16,875	262,069
Teradata Corp. (a)	45,800	1,010,348
		27,500,258

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	16,800	1,308,888
The Procter & Gamble Co.	112,693	7,896,399
		9,205,287

Distribution & Wholesale — 0.1%
Genuine Parts Co.	6,500	261,430
W.W. Grainger, Inc.	3,500	267,365
		528,795

Diversified Financial — 2.8%
American Express Co.	100	4,372
Ameriprise Financial, Inc.	16,080	833,748
The Bear Stearns Cos., Inc.	2,500	26,225
The Charles Schwab Corp.	33,100	623,273
CIT Group, Inc.	7,900	93,615
Citigroup, Inc.	131,700	2,821,014
CME Group, Inc.	2,200	1,032,020
Countrywide Financial Corp. (b)	22,500	123,750
Discover Financial Services	35,950	588,501
Fannie Mae (b)	24,000	631,680
Franklin Resources, Inc.	5,400	523,746
Freddie Mac	15,900	402,588
The Goldman Sachs Group, Inc.	20,000	3,307,800
IntercontinentalExchange, Inc. (a)	300	39,150
JP Morgan Chase & Co.	149,116	6,404,532
Janus Capital Group, Inc.	6,000	139,620
Legg Mason, Inc.	5,200	291,096
Lehman Brothers Holdings, Inc. (b)	44,400	1,671,216
Merrill Lynch & Co., Inc.	3,200	130,368
Morgan Stanley	57,600	2,632,320
T. Rowe Price Group, Inc.	300	15,000
		22,335,634

Electric — 1.7%
AES Corp. (a)	200	3,334
Ameren Corp.	8,100	356,724

American Electric Power Co., Inc.	21,800	907,534
CenterPoint Energy, Inc.	18,800	268,276
Consolidated Edison, Inc.	14,200	563,740
Dominion Resources, Inc.	22,800	931,152
DTE Energy Co.	25,100	976,139
Duke Energy Corp.	146,132	2,608,456
Edison International	17,700	867,654
FirstEnergy Corp.	11,500	789,130
Integrys Energy Group, Inc.	2,900	135,256
Pepco Holdings, Inc.	7,800	192,816
PG&E Corp.	14,900	548,618
Pinnacle West Capital Corp.	12,100	424,468
PPL Corp.	8,800	404,096
Progress Energy, Inc.	14,000	583,800
Public Service Enterprise Group, Inc.	21,300	856,047
Southern Co.	28,900	1,029,129
TECO Energy, Inc. (b)	25,900	413,105
Xcel Energy, Inc.	22,000	438,900
		13,298,374

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	30,200	1,554,092
Molex, Inc.	5,000	115,800
		1,669,892

Electronics — 0.6%
Agilent Technologies, Inc. (a)	12,900	384,807
Applera Corp. Applied Biosystems Group	13,100	430,466
Jabil Circuit, Inc.	200	1,892
PerkinElmer, Inc.	7,600	184,300
Thermo Fisher Scientific, Inc. (a)	47,500	2,699,900
Tyco Electronics Ltd.	35,907	1,232,328
Waters Corp. (a)	2,400	133,680
		5,067,373

Engineering & Construction — 0.3%
Fluor Corp.	13,900	1,962,124
Jacobs Engineering Group, Inc. (a)	8,500	625,515
		2,587,639

Environmental Controls — 0.3%
Allied Waste Industries, Inc. (a)	24,500	264,845
Waste Management, Inc. (b)	56,200	1,886,072
		2,150,917

Foods — 0.4%
ConAgra Foods, Inc.	700	16,765
General Mills, Inc.	500	29,940
The Hershey Co.	3,800	143,146
The Kroger Co.	46,100	1,170,940
Safeway, Inc.	21,000	616,350
Tyson Foods, Inc. Class A	12,800	204,160
Wrigley (Wm.) Jr. Co.	11,900	747,796
		2,929,097

Forest Products & Paper — 0.2%
International Paper Co.	48,700	1,324,640
MeadWestvaco Corp.	6,900	187,818
Plum Creek Timber Co., Inc.	6,900	280,830
Weyerhaeuser Co.	200	13,008
		1,806,296

Gas — 0.1%
Nicor, Inc. (b)	1,900	63,669
NiSource, Inc.	19,900	343,076
Sempra Energy	11,700	623,376
		1,030,121

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	4,400	290,840
Snap-on, Inc.	3,000	152,550
The Stanley Works	18,600	885,732
		1,329,122

Health Care - Products — 2.1%
Baxter International, Inc.	7,900	456,778
Becton, Dickinson & Co.	9,900	849,915
Boston Scientific Corp. (a)	300	3,861
C.R. Bard, Inc.	4,100	395,240
Johnson & Johnson	169,000	10,963,030
Medtronic, Inc.	57,900	2,800,623
Patterson Cos., Inc. (a)	4,400	159,720
St. Jude Medical, Inc. (a)	8,400	362,796
Varian Medical Systems, Inc. (a)	3,000	140,520
Zimmer Holdings, Inc. (a)	5,700	443,802
		16,576,285

Health Care - Services — 0.7%
Aetna, Inc.	23,600	993,324
Coventry Health Care, Inc. (a)	4,700	189,645
Humana, Inc. (a)	7,900	354,394
Laboratory Corp. of America Holdings (a)	4,800	353,664
Quest Diagnostics, Inc.	5,400	244,458
UnitedHealth Group, Inc.	50,100	1,721,436
WellPoint, Inc. (a)	32,500	1,434,225
		5,291,146

Holding Company - Diversified — 0.0%
Leucadia National Corp.	6,800	307,496

Home Builders — 0.1%
Centex Corp.	3,900	94,419
D.R. Horton, Inc. (b)	19,800	311,850
KB Home (b)	17,200	425,356
Lennar Corp. Class A (b)	4,400	82,764
Pulte Homes, Inc.	11,700	170,235
		1,084,624

Home Furnishing — 0.1%
Whirlpool Corp.	8,800	763,664

Household Products — 0.2%
The Clorox Co.	4,600	260,544
Fortune Brands, Inc.	5,100	354,450
Kimberly-Clark Corp.	13,900	897,245
		1,512,239

Insurance — 3.9%
ACE Ltd.	37,200	2,048,232
AFLAC, Inc.	23,100	1,500,345
Allstate Corp.	22,800	1,095,768
American International Group, Inc.	104,600	4,523,950
Aon Corp.	13,500	542,700
Assurant, Inc.	7,900	480,794
Chubb Corp.	41,800	2,068,264
Cigna Corp.	23,700	961,509
Cincinnati Financial Corp.	25,200	958,608
Genworth Financial, Inc. Class A	14,800	335,072
The Hartford Financial Services Group, Inc.	23,100	1,750,287
Lincoln National Corp.	10,387	540,124
Loews Corp.	17,000	683,740
Marsh & McLennan Cos., Inc.	21,200	516,220
Metlife, Inc.	79,800	4,808,748
Progressive Corp.	27,800	446,746
Prudential Financial, Inc.	23,600	1,846,700
Safeco Corp.	8,800	386,144
Torchmark Corp.	6,900	414,759
The Travelers Cos., Inc. (b)	70,035	3,351,175
Unum Group	39,900	878,199
XL Capital Ltd. Class A	9,700	286,635
		30,424,719

Internet — 0.6%
Amazon.com, Inc. (a)	22,500	1,604,250
eBay, Inc. (a)	900	26,856
Expedia, Inc. (a)	8,600	188,254
Google, Inc. Class A (a)	1,700	748,799
IAC/InterActiveCorp (a)	5,700	118,332
Symantec Corp. (a)	84,100	1,397,742
VeriSign, Inc. (a)	15,600	518,544
Yahoo!, Inc. (a)	1,000	28,930
		4,631,707

Investment Companies — 0.1%
American Capital Strategies Ltd. (b)	16,400	560,224

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	100	7,136
Nucor Corp.	11,100	751,914
United States Steel Corp.	6,300	799,281
		1,558,331

Lodging — 0.0%
Marriott International, Inc. Class A	700	24,052
Starwood Hotels & Resorts Worldwide, Inc.	100	5,175
Wyndham Worldwide Corp.	5,300	109,604
		138,831

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	21,700	1,698,893
Terex Corp. (a)	1,800	112,500
		1,811,393

Machinery - Diversified — 0.3%
Cummins, Inc. (b)	12,200	571,204
Deere & Co. (b)	22,300	1,793,812
The Manitowoc Co., Inc.	200	8,160
Rockwell Automation, Inc.	6,900	396,198
		2,769,374

Manufacturing — 3.4%
3M Co.	24,600	1,947,090
Cooper Industries Ltd. Class A	6,200	248,930
Danaher Corp.	12,600	957,978
Dover Corp.	18,800	785,464
Eastman Kodak Co. (b)	10,100	178,467
Eaton Corp.	8,300	661,261
General Electric Co.	313,300	11,595,233
Honeywell International, Inc.	73,200	4,129,944
Illinois Tool Works, Inc.	14,000	675,220
Ingersoll-Rand Co. Ltd. Class A	26,800	1,194,744
ITT Corp.	100	5,181
Leggett & Platt, Inc. (b)	65,800	1,003,450
Pall Corp.	100	3,507
Parker Hannifin Corp.	8,450	585,331
Textron, Inc.	5,200	288,184
Tyco International Ltd.	47,807	2,105,898
		26,365,882

Media — 2.2%
CBS Corp. Class B	56,950	1,257,456
Clear Channel Communications, Inc.	41,600	1,215,552
Comcast Corp. Class A (b)	73,400	1,419,556
The DIRECTV Group, Inc. (a)	29,100	721,389
Gannett Co., Inc.	8,300	241,115
The McGraw-Hill Cos., Inc.	15,300	565,335
Meredith Corp.	33,800	1,292,850
The Scripps (E.W.) Co. Class A (b)	5,200	218,452
Time Warner, Inc.	143,900	2,017,478
Viacom, Inc. Class B (a)	53,600	2,123,632
The Walt Disney Co.	188,600	5,918,268
The Washington Post Co. Class B	300	198,450
		17,189,533

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	10,208

Mining — 0.6%
Alcoa, Inc.	20,000	721,200
Freeport-McMoRan Copper & Gold, Inc.	43,393	4,175,274
Vulcan Materials Co.	300	19,920
		4,916,394

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	15,300	535,806
Xerox Corp.	42,000	628,740
		1,164,546

Oil & Gas — 7.4%
Anadarko Petroleum Corp.	23,400	1,474,902
Apache Corp.	15,400	1,860,628
Chesapeake Energy Corp.	15,400	710,710
Chevron Corp.	80,169	6,843,226
ConocoPhillips Co.	97,258	7,412,032
Devon Energy Corp.	15,100	1,575,383
ENSCO International, Inc.	22,600	1,415,212
EOG Resources, Inc.	8,300	996,000
Exxon Mobil Corp. (c)	229,400	19,402,652
Hess Corp.	9,600	846,528
Marathon Oil Corp.	23,900	1,089,840
Murphy Oil Corp.	6,400	525,696
Nabors Industries Ltd. (a)	9,700	327,569
Noble Corp.	200	9,934
Noble Energy, Inc.	16,500	1,201,200
Occidental Petroleum Corp.	72,100	5,275,557
Rowan Cos., Inc.	6,400	263,552
Sunoco, Inc.	15,600	818,532
Tesoro Corp.	4,700	141,000
Transocean, Inc. (a)	22,500	3,042,000
Valero Energy Corp.	38,200	1,876,002
XTO Energy, Inc.	10,300	637,158
		57,745,313

Oil & Gas Services — 0.4%
BJ Services Co.	400	11,404
Cameron International Corp. (a)	2,900	120,756
Halliburton Co.	7,100	279,243
National Oilwell Varco, Inc. (a)	25,200	1,471,176
Schlumberger Ltd.	12,700	1,104,900
		2,987,479

Packaging & Containers — 0.1%
Ball Corp.	4,600	211,324
Bemis Co., Inc.	3,900	99,177
Pactiv Corp. (a)	5,900	154,639
		465,140

Pharmaceuticals — 3.2%
Allergan, Inc.	12,500	704,875
AmerisourceBergen Corp.	7,600	311,448
Barr Pharmaceuticals, Inc. (a)	2,600	125,606
Cardinal Health, Inc.	16,600	871,666
Eli Lilly & Co.	50,900	2,625,931
Express Scripts, Inc. (a)	17,200	1,106,304
Forest Laboratories, Inc. (a)	18,400	736,184

Hospira, Inc. (a)	8,400	359,268
King Pharmaceuticals, Inc. (a)	15,100	131,370
Medco Health Solutions, Inc. (a)	23,300	1,020,307
Merck & Co., Inc.	103,800	3,939,210
Mylan, Inc. (b)	12,200	141,520
Pfizer, Inc.	443,800	9,288,734
Watson Pharmaceuticals, Inc. (a)	38,800	1,137,616
Wyeth	54,200	2,263,392
		24,763,431

Pipelines — 0.3%
El Paso Corp.	40,700	677,248
Spectra Energy Corp.	32,900	748,475
The Williams Cos., Inc.	33,600	1,108,128
		2,533,851

Real Estate Investment Trusts (REITS) — 0.2%
Equity Residential	23,700	983,313
Host Hotels & Resorts, Inc.	100	1,592
Public Storage	3,000	265,860
		1,250,765

Retail — 2.4%
Abercrombie & Fitch Co. Class A	4,300	314,502
AutoNation, Inc. (a)	6,100	91,317
AutoZone, Inc. (a)	5,700	648,831
Best Buy Co., Inc.	28,550	1,183,683
Big Lots, Inc. (a) (b)	8,400	187,320
Circuit City Stores, Inc.	300	1,194
Costco Wholesale Corp.	2,300	149,431
CVS Caremark Corp.	98,213	3,978,609
Family Dollar Stores, Inc.	9,600	187,200
GameStop Corp. Class A (a)	9,400	486,074
The Gap, Inc. (b)	83,200	1,637,376
The Home Depot, Inc.	500	13,985
J.C. Penney Co., Inc.	100	3,771
Kohl’s Corp. (a)	1,100	47,179
Limited Brands, Inc.	100	1,710
Lowe’s Cos., Inc.	100	2,294
Macy’s, Inc.	51,700	1,192,202
McDonald’s Corp.	8,600	479,622
Nordstrom, Inc.	500	16,300
Office Depot, Inc. (a)	100	1,105
Polo Ralph Lauren Corp. (b)	3,800	221,502
RadioShack Corp. (b)	134,400	2,184,000
Sears Holdings Corp. (a)	5,000	510,450
Staples, Inc.	150	3,316
SuperValu, Inc.	100	2,998
Tiffany & Co.	100	4,184
The TJX Cos., Inc.	35,400	1,170,678
Wal-Mart Stores, Inc.	51,500	2,713,019
Wendy’s International, Inc.	6,300	145,278
Yum! Brands, Inc.	24,800	922,808
		18,501,938

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	27,000	477,360
Sovereign Bancorp, Inc. (b)	27,300	254,436
Washington Mutual, Inc. (b)	33,809	348,233
		1,080,029

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	2,900	17,081
Analog Devices, Inc.	15,700	463,464
Applied Materials, Inc.	100,100	1,952,951
Broadcom Corp. Class A (a)	550	10,599
Intel Corp.	336,700	7,131,306
KLA-Tencor Corp.	5,700	211,470
Linear Technology Corp. (b)	7,400	227,106
LSI Corp. (a)	16,000	79,200
MEMC Electronic Materials, Inc. (a)	16,800	1,191,120
Micron Technology, Inc. (a)	1,600	9,552
National Semiconductor Corp.	12,000	219,840
Novellus Systems, Inc. (a)	7,700	162,085
Nvidia Corp. (a)	41,100	813,369
QLogic Corp. (a)	71,000	1,089,850
Texas Instruments, Inc.	134,000	3,788,180
Xilinx, Inc.	22,800	541,500
		17,908,673

Software — 2.6%
Adobe Systems, Inc. (a)	24,000	854,160
Autodesk, Inc. (a)	12,300	387,204
BMC Software, Inc. (a)	23,600	767,472
CA, Inc.	26,353	592,943
Citrix Systems, Inc. (a)	6,600	193,578
Compuware Corp. (a)	9,400	68,996
Electronic Arts, Inc. (a)	300	14,976
IMS Health, Inc.	9,200	193,292
Intuit, Inc. (a)	10,800	291,708
Microsoft Corp.	411,500	11,678,370
Novell, Inc. (a)	7,400	46,546
Oracle Corp. (a)	255,896	5,005,326
		20,094,571

Telecommunications — 2.9%
American Tower Corp. Class A (a)	700	27,447
AT&T, Inc. (c)	269,066	10,305,228
CenturyTel, Inc.	35,300	1,173,372
Cisco Systems, Inc. (a)	219,900	5,297,391
Citizens Communications Co.	40,000	419,600
Corning, Inc.	1,700	40,868
Embarq Corp.	5,428	217,663
JDS Uniphase Corp. (a)	8,700	116,493
Juniper Networks, Inc. (a)	56,500	1,412,500
Qualcomm, Inc.	1,400	57,400
Qwest Communications International, Inc. (b)	62,600	283,578
Sprint Nextel Corp.	70,000	468,300
Verizon Communications, Inc.	72,168	2,630,524
Windstream Corp.	23,900	285,605
		22,735,969

Textiles — 0.0%
Cintas Corp.	5,300	151,262

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	4,600	128,340

Transportation — 1.2%
Burlington Northern Santa Fe Corp.	20,700	1,908,954
C.H. Robinson Worldwide, Inc.	11,700	636,480
CSX Corp.	31,200	1,749,384
Norfolk Southern Corp.	29,100	1,580,712
Ryder System, Inc.	19,200	1,169,472
Union Pacific Corp.	16,900	2,118,922
United Parcel Service, Inc. Class B	200	14,604
		9,178,528

TOTAL COMMON STOCK (Cost $390,197,241)		475,152,419

TOTAL EQUITIES (Cost $390,197,241)		475,152,419

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (a)(d)	21,700	0

TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 32.0%
CORPORATE DEBT — 12.2%
Aerospace & Defense — 0.2%
Goodrich Corp.
7.500%	04/15/2008	1,800,000	1,802,311

Agriculture — 0.1%
Cargill, Inc.
5.200%	01/22/2013	650,000	655,716

Airlines — 0.0%
US Airways, Inc. Class B (d)(e)
7.500%	04/15/2008	869,681	9

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	130,000	95,875
Kellwood Co.
7.875%	07/15/2009	165,000	162,525
VF Corp.
6.450%	11/01/2037	375,000	359,256
			617,656

Auto Manufacturers — 0.3%
DaimlerChrysler NA LLC
4.050%	06/04/2008	2,000,000	2,000,738

Banks — 0.4%
Bank of America Corp.
4.250%	10/01/2010	800,000	812,475
Barclays Bank PLC
5.450%	09/12/2012	225,000	230,454
HSBC Holdings PLC
6.500%	09/15/2037	325,000	308,308
Wachovia Bank NA
6.600%	01/15/2038	800,000	741,218
Wachovia Corp.
5.300%	10/15/2011	750,000	757,228
Wells Fargo & Co.
4.375%	01/31/2013	700,000	696,415
			3,546,098

Beverages — 0.3%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	300,000	302,477
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	145,000	155,526
The Coca-Cola Co.
5.350%	11/15/2017	275,000	286,954
Diageo Finance BV
3.875%	04/01/2011	325,000	326,136
Foster’s Finance Corp. (f)
6.875%	06/15/2011	835,000	916,010
			1,987,103

Building Materials — 0.1%
American Standard, Inc.
7.625%	02/15/2010	700,000	749,882

Chemicals — 0.4%
Cytec Industries, Inc.
5.500%	10/01/2010	335,000	345,769
Ecolab, Inc.
4.875%	02/15/2015	750,000	748,404
Lubrizol Corp.
4.625%	10/01/2009	480,000	481,747
Lubrizol Corp.
5.875%	12/01/2008	325,000	329,793
Praxair, Inc.
5.250%	11/15/2014	625,000	647,008
Sensient Technologies
6.500%	04/01/2009	400,000	404,642
			2,957,363

Commercial Services — 0.3%
Deluxe Corp.
7.375%	06/01/2015	95,000	88,587
Equifax, Inc.
7.000%	07/01/2037	275,000	245,594
ERAC USA Finance Co. (f)
6.700%	06/01/2034	320,000	264,641
ERAC USA Finance Co. (f)
7.000%	10/15/2037	850,000	698,759
RR Donnelley & Sons Co.
4.950%	05/15/2010	400,000	387,130
Valassis Communications, Inc.
6.625%	01/15/2009	705,000	692,662
			2,377,373

Computers — 0.0%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	310,000	307,265

Diversified Financial — 2.2%
American Express Co.
6.150%	08/28/2017	230,000	228,939
American General Finance Corp.
5.900%	09/15/2012	980,000	968,581
American General Finance Corp.
6.500%	09/15/2017	225,000	215,503
American General Finance Corp.
6.900%	12/15/2017	225,000	219,887
American Honda Finance Corp. (f)
3.850%	11/06/2008	700,000	701,251
Bear Stearns Co., Inc.
7.250%	02/01/2018	550,000	568,365
BlackRock, Inc.
6.250%	09/15/2017	375,000	383,660
Boeing Capital Corp. Ltd.
6.500%	02/15/2012	440,000	477,512
Caterpillar Financial Services Corp., Series F
4.500%	09/01/2008	300,000	301,531
CIT Group, Inc.
5.125%	09/30/2014	535,000	407,192
CIT Group, Inc.
7.625%	11/30/2012	900,000	748,021
Citigroup, Inc.
5.500%	02/15/2017	500,000	468,356
Countrywide Home Loans, Inc. (b)
3.250%	05/21/2008	920,000	902,244
Eaton Vance Corp.
6.500%	10/02/2017	620,000	661,118
Emerald Investment Grade CBO Ltd. FRN (f)
5.365%	05/24/2011	705,654	702,126
Franklin Resources, Inc.
3.700%	04/15/2008	800,000	800,330
General Electric Capital Corp.
5.375%	10/20/2016	475,000	482,335
Glencore Funding LLC (f)
6.000%	04/15/2014	500,000	488,566

The Goldman Sachs Group, Inc.
5.150%	01/15/2014	775,000	763,673
The Goldman Sachs Group, Inc.
5.625%	01/15/2017	780,000	748,273
The Goldman Sachs Group, Inc.
6.125%	02/15/2033	275,000	250,407
The Goldman Sachs Group, Inc.
6.750%	10/01/2037	170,000	158,157
HSBC Finance Corp.
4.125%	12/15/2008	875,000	873,939
HSBC Finance Corp.
5.900%	06/19/2012	70,000	70,164
HSBC Finance Corp.
6.375%	10/15/2011	965,000	991,929
Lazard Group LLC
6.850%	06/15/2017	360,000	337,113
Lazard Group LLC
7.125%	05/15/2015	430,000	418,248
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	715,000	705,222
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	500,000	433,524
Lehman Brothers Holdings, Inc.
7.000%	09/27/2027	95,000	87,811
Merrill Lynch & Co., Inc.
5.450%	02/05/2013	950,000	934,666
Morgan Stanley
5.450%	01/09/2017	265,000	247,904
SLM Corp.
5.000%	10/01/2013	230,000	173,121
Textron Financial Corp.
5.125%	11/01/2010	580,000	603,256
			17,522,924

Electric — 1.2%
Allegheny Energy Supply (f)
8.250%	04/15/2012	275,000	297,000
Carolina Power & Light Co.
5.950%	03/01/2009	170,000	173,734
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,135,000	1,136,729
Consumers Energy Co.
4.400%	08/15/2009	250,000	251,386
Duke Energy Corp.
4.200%	10/01/2008	80,000	80,281
Entergy Gulf States, Inc.
5.250%	08/01/2015	995,000	940,123
Ipalco Enterprises, Inc.
8.375%	11/14/2008	975,000	987,187
Kansas Gas & Electric Co.
5.647%	03/29/2021	304,775	305,534
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,050,000	1,049,787
MidAmerican Funding LLC
6.750%	03/01/2011	145,000	156,664

Monongahela Power
6.700%	06/15/2014	400,000	436,275
Nevada Power Co., Series L
5.875%	01/15/2015	450,000	441,221
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	830,000	850,488
Tenaska Oklahoma (f)
6.528%	12/30/2014	444,493	478,101
TransAlta Corp.
5.750%	12/15/2013	1,000,000	1,025,852
Tri-State Generation & Transmission Association, Series 2003, Class A (f)
6.040%	01/31/2018	356,866	369,116
Tri-State Generation & Transmission Association, Series 2003, Class B (f)
7.144%	07/31/2033	525,000	567,256
Wisconsin Public Service Corp.
5.650%	11/01/2017	225,000	237,239
			9,783,973

Electrical Components & Equipment — 0.1%
Ametek, Inc.
7.200%	07/15/2008	1,040,000	1,050,590

Electronics — 0.1%
Thomas & Betts Corp.
6.625%	05/07/2008	330,000	330,692
Thomas & Betts Corp., Series B
6.390%	02/10/2009	200,000	204,367
			535,059

Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B
5.750%	02/15/2011	425,000	415,437

Foods — 0.2%
Sara Lee Corp.
3.875%	06/15/2013	140,000	132,054
Smithfield Foods, Inc.
7.000%	08/01/2011	1,500,000	1,477,500
			1,609,554

Forest Products & Paper — 0.1%
Rock-Tenn Co.
5.625%	03/15/2013	105,000	96,600
Rock-Tenn Co.
8.200%	08/15/2011	390,000	399,750
Rock-Tenn Co. (f)
9.250%	03/15/2016	100,000	103,500
			599,850

Gas — 0.2%
Australian Gas Light Co. Ltd. (f)
6.400%	04/15/2008	710,000	710,930

OAO Gazprom (f)
9.625%	03/01/2013	290,000	325,162
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	400,000	380,870
Southwest Gas Corp.
8.375%	02/15/2011	205,000	226,832
			1,643,794

Health Care - Products — 0.0%
Covidien International Finance (f)
6.550%	10/15/2037	300,000	306,612

Holding Company - Diversified — 0.1%
Leucadia National Corp. (c)
7.750%	08/15/2013	1,150,000	1,154,313

Home Builders — 0.0%
Centex Corp.
7.875%	02/01/2011	250,000	236,250
D.R. Horton, Inc.
4.875%	01/15/2010	80,000	73,400
Lennar Corp., Series B
5.125%	10/01/2010	60,000	52,200
			361,850

Household Products — 0.1%
Kimberly-Clark Corp.
6.125%	08/01/2017	550,000	594,355

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	320,000	316,715
Toro Co.
7.800%	06/15/2027	165,000	184,804
			501,519

Insurance — 0.0%
Lincoln National Corp.
6.300%	10/09/2037	220,000	198,868

Investment Companies — 0.0%
Xstrata Finance Canada (f)
5.800%	11/15/2016	195,000	188,326

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	245,000	252,558

Lodging — 0.3%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	385,000	336,875
Marriott International, Inc.
6.200%	06/15/2016	775,000	756,471
MGM Mirage
6.000%	10/01/2009	250,000	248,125

MGM Mirage
6.750%	09/01/2012	725,000	672,438
Starwood Hotels & Resorts Worldwide, Inc.
6.250%	02/15/2013	150,000	149,812
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	395,000	412,461
			2,576,182

Machinery - Diversified — 0.1%
Briggs & Stratton Corp.
8.875%	03/15/2011	550,000	574,750

Manufacturing — 0.3%
Bombardier, Inc. (f)
6.750%	05/01/2012	245,000	242,550
Cooper US, Inc.
6.100%	07/01/2017	425,000	448,601
Pentair, Inc.
7.850%	10/15/2009	625,000	643,359
Tyco Electronics Group SA (f)
6.000%	10/01/2012	225,000	230,612
Tyco Electronics Group SA (f)
6.550%	10/01/2017	200,000	209,643
Tyco Electronics Group SA (f)
7.125%	10/01/2037	225,000	234,757
			2,009,522

Media — 1.0%
Belo Corp.
8.000%	11/01/2008	400,000	407,053
CBS Corp.
6.625%	05/15/2011	480,000	489,619
CBS Corp.
7.875%	07/30/2030	210,000	204,488
Clear Channel Communications, Inc.
4.250%	05/15/2009	625,000	606,250
COX Communications, Inc.
4.625%	01/15/2010	1,850,000	1,850,890
COX Communications, Inc.
6.750%	03/15/2011	700,000	729,243
Echostar DBS Corp.
7.125%	02/01/2016	425,000	396,313
Knight-Ridder, Inc.
7.125%	06/01/2011	130,000	104,313
Rogers Cable, Inc.
5.500%	03/15/2014	200,000	188,747
Scholastic Corp.
5.000%	04/15/2013	305,000	259,993
Shaw Communications, Inc.
8.250%	04/11/2010	745,000	776,663
The Thomson Corp.
5.700%	10/01/2014	865,000	855,315
Time Warner, Inc.
5.875%	11/15/2016	565,000	537,289
Viacom, Inc.
6.250%	04/30/2016	195,000	189,819
			7,595,995

Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	475,000	491,792

Mining — 0.3%
Codelco, Inc. (f)
6.150%	10/24/2036	280,000	280,624
Vale Overseas Ltd.
6.250%	01/23/2017	305,000	303,743
Vale Overseas Ltd.
6.875%	11/21/2036	280,000	273,200
Vulcan Materials Co.
6.000%	04/01/2009	1,250,000	1,290,220
			2,147,787

Office Equipment/Supplies — 0.0%
Xerox Corp.
5.500%	05/15/2012	225,000	226,895

Oil & Gas — 0.5%
Enterprise Products Operating LP
7.500%	02/01/2011	175,000	187,989
Mobil Corp.
8.625%	08/15/2021	1,050,000	1,419,747
The Premcor Refining Group, Inc.
6.750%	05/01/2014	230,000	241,417
Shell International Finance
5.625%	06/27/2011	900,000	965,741
Tesoro Corp.
6.500%	06/01/2017	215,000	192,425
XTO Energy, Inc.
4.900%	02/01/2014	850,000	849,210
			3,856,529

Oil & Gas Services — 0.1%
Colonial Pipeline Co. (f)
7.630%	04/15/2032	750,000	859,056
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	175,000	165,375
			1,024,431

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	185,000	186,527
Pactiv Corp.
5.875%	07/15/2012	230,000	234,811
Pactiv Corp.
6.400%	01/15/2018	200,000	199,668
Sealed Air Corp. (f)
6.875%	07/15/2033	145,000	139,854
			760,860

Pharmaceuticals — 0.1%
Abbott Laboratories
5.600%	11/30/2017	850,000	889,271

Pipelines — 0.9%
Boardwalk Pipelines LLC
5.500%	02/01/2017	175,000	171,634
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	200,000	211,317
Duke Energy Field Services Corp.
7.875%	08/16/2010	1,800,000	1,929,674
Enbridge, Inc.
5.800%	06/15/2014	775,000	785,784
Gulf South Pipeline Co. LP (f)
5.050%	02/01/2015	150,000	145,762
Kern River Funding Corp. (f)
4.893%	04/30/2018	577,500	588,247
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	130,000	129,372
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	120,000	111,339
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	440,000	431,802
Pacific Energy Partners LP / Pacific Energy Finance Corp.
6.250%	09/15/2015	100,000	99,391
Pacific Energy Partners LP / Pacific Energy Finance Corp.
7.125%	06/15/2014	365,000	386,535
Plains All American Pipeline Co.
5.625%	12/15/2013	520,000	548,641
Southern Natural Gas Co. (f)
5.900%	04/01/2017	250,000	244,383
Texas Eastern Transmission LP (f)
6.000%	09/15/2017	175,000	183,633
Trans-Canada Pipelines Ltd.
6.200%	10/15/2037	400,000	385,688
Transcontinental Gas Pipe Line Corp.
8.875%	07/15/2012	350,000	398,125
			6,751,327

Real Estate Investment Trusts (REITS) — 0.3%
Brandywine Operating Partnership LP
5.625%	12/15/2010	310,000	289,134
iStar Financial, Inc., Series B
4.875%	01/15/2009	165,000	148,500
iStar Financial, Inc., Series B
5.700%	03/01/2014	310,000	223,200
Prologis
5.250%	11/15/2010	650,000	656,198
Senior Housing Properties Trust
8.625%	01/15/2012	100,000	102,750
Weingarten Realty Investors
7.500%	12/19/2010	770,000	838,840
			2,258,622

Retail — 0.1%
J.C. Penney Co., Inc.
7.950%	04/01/2017	115,000	122,359
Lowe’s Cos., Inc.
5.600%	09/15/2012	250,000	261,887
McDonald’s Corp.
6.300%	10/15/2037	100,000	102,720
Yum! Brands, Inc.
6.875%	11/15/2037	415,000	397,047
			884,013

Savings & Loans — 0.1%
Washington Mutual Bank
5.650%	08/15/2014	775,000	639,375

Software — 0.0%
Fidelity National Information Services, Inc.
4.750%	09/15/2008	220,000	212,300

Telecommunications — 0.9%
Anixter, Inc.
5.950%	03/01/2015	510,000	450,116
AT&T, Inc.
6.500%	09/01/2037	300,000	296,758
British Telecom PLC STEP
9.125%	12/15/2030	180,000	223,556
Deutsche Telekom International Finance B.V. STEP
8.250%	06/15/2030	775,000	929,678
Embarq Corp.
7.082%	06/01/2016	205,000	194,081
Qwest Corp.
7.875%	09/01/2011	750,000	748,125
Qwest Corp.
8.875%	03/15/2012	600,000	612,000
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	350,000	347,011
Sprint Capital Corp.
6.125%	11/15/2008	1,200,000	1,191,000
Sprint Capital Corp.
6.900%	05/01/2019	255,000	200,813
Sprint Nextel Corp.
6.000%	12/01/2016	595,000	462,613
Telecom Italia Capital SA
6.000%	09/30/2034	325,000	274,685
Telefonica Emisones, S.A.U.
7.045%	06/20/2036	485,000	507,091
Verizon Global Funding Corp.
7.750%	12/01/2030	525,000	570,416
			7,007,943

Textiles — 0.1%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	400,000	442,995

Transportation — 0.2%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	503,888
Canadian National Railway Co.
5.850%	11/15/2017	215,000	224,134
Canadian National Railway Co.
6.375%	11/15/2037	190,000	185,829
CSX Corp.
7.250%	05/01/2027	50,000	50,931
Norfolk Southern Corp.
6.000%	04/30/2008	450,000	450,718
			1,415,500

TOTAL CORPORATE DEBT (Cost $96,336,989)			95,487,185
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Commercial MBS — 2.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4
5.745%	02/10/2051	1,225,000	1,206,904
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	900,000	867,513
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694%	06/11/2050	350,000	341,297
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	600,000	581,488
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,225,000	1,242,271
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 FRN
6.010%	12/10/2049	575,000	569,444
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	500,000	482,368
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	2,850,000	2,653,422
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049	500,000	473,928
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	2,700,000	2,540,842
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	1,475,000	1,437,907
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (f)
6.920%	02/03/2014	3,000,000	3,112,224
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509%	04/15/2047	750,000	723,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 FRN
6.055%	02/15/2051	1,750,000	1,724,558
			17,957,996

Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	402,813	423,960

Home Equity ABS — 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	2,000,000	769,800

Other ABS — 0.2%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (f)
3.599%	09/20/2010	430,000	371,345
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (f)
5.113%	01/11/2013	575,000	404,127
Newport Waves CDO, Series 2007-1A, Class A3LS (f)
5.526%	06/20/2014	950,000	642,438
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN (f)
4.542%	09/20/2010	300,000	253,641
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN (f)
5.142%	09/20/2010	245,000	202,010
			1,873,561

WL Collateral CMO — 1.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,208,749	1,151,900
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.616%	07/20/2036	531,512	485,300
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.237%	07/25/2037	2,235,661	2,208,545
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
7.230%	09/25/2033	77,898	76,066
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.609%	02/25/2034	78,229	65,808
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
6.699%	08/25/2034	96,014	74,622
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.749%	01/19/2038	658,716	480,093
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.709%	05/25/2037	1,129,501	1,029,079

IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
7.028%	08/25/2034	199,135	169,540
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1
3.754%	11/25/2033	1,110,835	919,995
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A2 FRN
5.006%	07/25/2035	172,104	168,765
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
7.043%	07/25/2033	15,247	12,096
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN
7.085%	02/25/2034	32,500	29,672
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.849%	08/25/2036	295,064	225,295
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
7.200%	02/25/2034	6,020	6,084
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN
2.769%	12/25/2036	300,041	225,038
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.789%	04/25/2046	826,696	612,604
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.779%	06/25/2046	1,296,732	956,978
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN
6.989%	03/25/2034	126,414	125,737
Structured Asset Securities Corp., Series2003-30, Class 1A1
5.500%	10/25/2033	1,313,751	1,316,214
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z
7.750%	05/15/2022	472,955	515,002
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	456,565	423,767
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500%	08/25/2034	188,276	185,592
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
5.726%	04/25/2044	315,162	254,200
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232%	09/25/2034	1,064,803	1,018,333
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2 FRN
4.110%	06/25/2035	1,188,283	1,097,070
			13,833,395

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
6.977%	06/25/2032	91,462	91,071

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,355,895)			34,949,783

SOVEREIGN DEBT OBLIGATIONS — 0.3%

Province of Ontario
4.750%	01/19/2016	1,200,000	1,267,924
United Mexican States
5.625%	01/15/2017	1,020,000	1,072,020
			2,339,944

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,173,450)			2,339,944

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%

Pass-Through Securities
Connecticut State Health & Educational Facilities Authority, (Yale University)
5.000%	07/01/2042	2,700,000	2,699,784
FHLMC
5.500%	07/01/2020 - 12/01/2037	22,512,348	22,883,068
FHLMC
6.000%	09/01/2016 - 02/01/2018	383,655	399,215
FHLMC
6.500%	08/01/2016 - 09/01/2016	324,810	339,700
FHLMC
7.500%	02/01/2030 - 02/01/2031	481,188	521,499
FHLMC
8.000%	08/01/2026 - 03/01/2028	181,118	199,007
FHLMC
9.000%	03/01/2017	4,345	4,772
FNMA
4.500%	12/01/2020	4,724,015	4,707,038
FNMA
5.000%	12/01/2034 - 09/01/2035	6,167,040	6,115,969
FNMA
5.500%	08/01/2020 - 06/01/2037	19,910,405	20,254,771
FNMA
6.000%	05/01/2016 - 06/01/2016	149,433	155,224
FNMA
6.500%	01/01/2037 - 11/01/2037	7,103,924	7,366,714
FNMA
7.000%	01/01/2031 - 05/01/2031	618,661	655,380
FNMA
7.500%	09/01/2029 - 05/01/2030	225,240	243,718
FNMA
8.000%	02/01/2030 - 08/01/2031	130,521	142,744

FNMA FRN
4.362%	10/01/2034	1,176,639	1,192,930
FNMA TBA (g)
4.500%	05/01/2038	14,050,000	13,504,465
FNMA TBA (g)
5.000%	05/01/2038	2,000,000	1,975,078
FNMA TBA (g)
6.000%	05/01/2038	2,000,000	2,044,219
FNMA TBA (g)
6.500%	05/01/2038	9,363,000	9,677,539
GNMA
6.000%	07/15/2037 - 08/15/2037	2,482,439	2,565,446
GNMA
6.500%	12/15/2036 - 06/15/2037	4,660,441	4,853,958
GNMA
7.000%	04/15/2023 - 08/15/2032	255,848	273,728
GNMA
7.250%	06/20/2021 - 05/20/2022	469,728	505,301
GNMA
7.500%	04/15/2017 - 09/15/2017	161,930	174,034
GNMA
9.000%	08/15/2008 - 09/15/2009	14,876	15,120
New Valley Generation IV, TVA
4.687%	01/15/2022	320,123	339,549

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,102,651)			103,809,970

U.S. TREASURY OBLIGATIONS — 1.8%

U.S. Treasury Bond (c) (h)
6.125%	08/15/2029	6,550,000	8,213,086
U.S. Treasury Inflation Index
0.875%	04/15/2010	724,113	740,919
U.S. Treasury Note
4.000%	11/15/2012	2,000,000	2,149,219
U.S. Treasury Note (c)
4.875%	05/31/2011	3,000,000	3,276,797
			14,380,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,355,999)			14,380,021

TOTAL BONDS & NOTES (Cost $252,324,984)			250,966,903

	Number of
	Shares	Market Value
MUTUAL FUND - 3.9%
Investment Companies
iShares Lehman Aggregate Bond Fund	295,700	30,362,477

TOTAL MUTUAL FUND (Cost $30,097,203)		30,362,477

TOTAL LONG TERM INVESTMENTS (Cost $672,619,428)		756,481,799

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.5%
Cash Equivalents — 3.7% (j)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	2,061,214	2,061,214
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	1,766,755	1,766,755
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	1,177,836	1,177,836
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	1,177,835	1,177,835
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	883,376	883,376
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	883,376	883,376
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	1,766,754	1,766,754
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	883,376	883,376
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	883,376	883,376
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	750,013	750,013
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	588,919	588,919
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	1,766,754	1,766,754
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	883,376	883,376
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	1,030,606	1,030,606
Reserve Primary Money Market Fund (i)
		294,460	294,460
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,472,294	1,472,294
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	883,376	883,376
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	1,030,606	1,030,606
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	1,030,606	1,030,606
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	1,030,606	1,030,606
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	571,394	571,394
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,325,065	1,325,065
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	2,650,130	2,650,130

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,619,524	1,619,524
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	883,376	883,376
			29,295,003

Commercial Paper — 6.8%
Autoliv ASP, Inc. (f)
3.350%	04/04/2008	1,130,000	1,129,684
Bemis Co.
2.760%	04/07/2008	800,000	799,631
Cadbury Schweppes Finance PLC (f)
3.350%	04/08/2008	2,460,000	2,458,398
Computer Sciences Corp. (f)
3.120%	04/07/2008	250,000	249,870
Computer Sciences Corp. (f)
3.120%	04/09/2008	2,845,000	2,843,027
Computer Sciences Corp. (f)
3.240%	04/07/2008	650,000	649,649
Dominion Resources, Inc. (f)
3.100%	04/15/2008	1,200,000	1,198,553
Dominion Resources, Inc. (f)
3.260%	04/02/2008	2,435,000	2,434,779
Duke Energy Corp.
3.100%	04/11/2008	1,200,000	1,198,967
Duke Energy Corp.
3.200%	04/16/2008	2,670,000	2,666,440
Gannett Co., Inc. (f)
3.000%	04/18/2008	3,075,000	3,070,644
Kinder Morgan Energy Partners LP (f)
3.250%	04/03/2008	715,000	714,872
Kinder Morgan Energy Partners LP (f)
3.450%	04/01/2008	1,665,000	1,665,000
Kraft Foods, Inc.
2.750%	04/10/2008	2,400,000	2,398,350
Kraft Foods, Inc.
2.820%	04/09/2008	1,015,000	1,014,365
Marathon Oil Corp. (f)
2.900%	04/01/2008	440,000	440,000
Marathon Oil Corp. (f)
3.000%	04/11/2008	1,500,000	1,498,750
Newell Rubbermaid, Inc. (f)
3.000%	04/08/2008	1,100,000	1,099,358
RR Donnelley & Sons Co. (f)
3.000%	04/02/2008	1,100,000	1,099,908
RR Donnelley & Sons Co. (f)
3.100%	04/14/2008	2,800,000	2,796,866
RR Donnelley & Sons Co. (f)
3.100%	04/15/2008	2,555,000	2,551,920
Starbucks Corp. (f)
2.900%	04/03/2008	1,100,000	1,099,823
Textron Financial Corp.
2.850%	04/07/2008	1,990,000	1,989,055
Textron Financial Corp.
3.100%	04/10/2008	1,155,000	1,154,105

Textron Financial Corp.
3.300%	04/03/2008	2,000,000	1,999,633
Time Warner Cable, Inc. (f)
2.990%	04/14/2008	1,300,000	1,298,596
Tyco Electronics Group
3.200%	04/01/2008	2,500,000	2,500,000
Tyco Electronics Group
3.350%	04/03/2008	715,000	714,866
United Healthcare Corp. (f)
3.000%	04/07/2008	1,200,000	1,199,400
Vulcan Materials Co. (f)
3.250%	04/04/2008	1,540,000	1,539,583
Vulcan Materials Co. (f)
3.300%	04/08/2008	920,000	919,411
WellPoint, Inc. (f)
3.100%	04/17/2008	3,000,000	2,995,867
WellPoint, Inc. (f)
3.250%	04/01/2008	1,400,000	1,400,000
			52,789,370

TOTAL SHORT-TERM INVESTMENTS
(Cost $82,084,373)			82,084,373

TOTAL INVESTMENTS — 107.1%
(Cost $754,703,801)(k)			$838,566,172

Other Assets/(Liabilities) — (7.1%)			(55,733,209)

NET ASSETS — 100.0%			$782,832,963

Notes to Portfolio of Investments
FRN - Floating Rate Note
STEP - Step Up Bond
TBA - To Be Announced
VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $51,816,220 or 6.6% of net assets.

(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).

(i)	Principal amount represents shares owned of the fund.
(j)	Represents investments of security lending collateral. (Note 2).
(k)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.5%
COMMON STOCK — 97.5%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	52,400	4,077,244

Agriculture — 3.4%
Altria Group, Inc.	500,987	11,121,911
Philip Morris International, Inc.	500,987	25,339,922
		36,461,833

Apparel — 0.1%
VF Corp.	11,900	922,369

Auto Manufacturers — 3.3%
General Motors Corp. (a)	94,100	1,792,605
Navistar International Corp. (b)	544,477	32,750,292
		34,542,897

Automotive & Parts — 0.3%
Autoliv, Inc.	37,900	1,902,580
Magna International, Inc. Class A	11,400	822,510
		2,725,090

Banks — 2.0%
Bank of America Corp.	280,200	10,622,382
Comerica, Inc.	44,600	1,564,568
Fifth Third Bancorp	4,600	96,232
KeyCorp	43,600	957,020
National City Corp.	90,300	898,485
SunTrust Banks, Inc.	24,200	1,334,388
U.S. Bancorp	35,900	1,161,724
Wachovia Corp.	69,700	1,881,900
Wells Fargo & Co.	109,900	3,198,090
		21,714,789

Beverages — 0.1%
The Coca-Cola Co.	12,000	730,440

Chemicals — 6.5%
BASF SE Sponsored ADR (Germany)	122,020	16,332,377
The Dow Chemical Co.	66,000	2,432,100
Du Pont (E.I.) de Nemours & Co.	58,300	2,726,108
Eastman Chemical Co.	310,900	19,415,705
FMC Corp.	167,460	9,292,355
The Lubrizol Corp.	307,073	17,045,622
PPG Industries, Inc.	27,900	1,688,229
		68,932,496

Computers — 2.0%
Dell, Inc. (b)	29,500	587,640
Electronic Data Systems Corp.	52,900	880,785
International Business Machines Corp.	8,300	955,662
Lexmark International, Inc. Class A (b)	33,400	1,026,048
Sun Microsystems, Inc. (b)	1,176,755	18,275,005
		21,725,140

1

Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	121,600	8,520,512

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (b)	50,000	791,500
Tech Data Corp. (b)	27,600	905,280
		1,696,780

Diversified Financial — 16.2%
American Express Co.	457,360	19,995,779
Citigroup, Inc.	1,030,980	22,083,592
Credit Suisse Group, Sponsored ADR (Switzerland) (a)	779,850	39,678,768
Fannie Mae	92,200	2,426,704
Freddie Mac	52,100	1,319,172
The Goldman Sachs Group, Inc.	241,700	39,974,763
JP Morgan Chase & Co.	229,252	9,846,373
Merrill Lynch & Co., Inc.	58,200	2,371,068
Morgan Stanley	80,800	3,692,560
National Financial Partners Corp. (a)	477,061	10,719,561
UBS AG (a)	682,170	19,646,496
		171,754,836

Electric — 6.4%
Constellation Energy Group, Inc.	29,000	2,559,830
Entergy Corp.	17,300	1,887,084
Exelon Corp. (a)	410,899	33,393,762
FirstEnergy Corp.	435,190	29,862,738
		67,703,414

Electronics — 0.6%
Arrow Electronics, Inc. (b)	46,400	1,561,360
Avnet, Inc. (b)	52,900	1,731,417
Flextronics International Ltd. (b)	266,384	2,501,346
Sanmina-SCI Corp. (b)	103,700	167,994
Tyco Electronics Ltd.	15,000	514,800
		6,476,917

Entertainment — 0.7%
Cinemark Holdings, Inc. (a)	588,232	7,523,487

Foods — 2.7%
ConAgra Foods, Inc.	684,903	16,403,427
General Mills, Inc.	35,900	2,149,692
Kellogg Co.	34,700	1,823,832
Kraft Foods, Inc. Class A	29,000	899,290
The Kroger Co.	114,400	2,905,760
Safeway, Inc.	52,700	1,546,745
Sara Lee Corp.	142,900	1,997,742
Tyson Foods, Inc. Class A	82,100	1,309,495
		29,035,983

2

Forest Products & Paper — 0.1%
Smurfit-Stone Container Corp. (b)	81,100	624,470

Health Care - Products — 3.2%
Covidien Ltd.	15,000	663,750
Johnson & Johnson	519,010	33,668,179
		34,331,929

Health Care - Services — 0.7%
WellPoint, Inc. (b)	163,700	7,224,081

Home Builders — 0.2%
Centex Corp.	35,000	847,350
KB Home (a)	37,700	932,321
Pulte Homes, Inc.	3,600	52,380
		1,832,051

Insurance — 4.6%
ACE Ltd.	33,400	1,839,004
Allstate Corp.	52,400	2,518,344
American International Group, Inc.	144,800	6,262,600
Everest Re Group Ltd.	156,138	13,979,035
Genworth Financial, Inc. Class A	88,300	1,999,112
The Hartford Financial Services Group, Inc.	41,700	3,159,609
Metlife, Inc.	64,000	3,856,640
Old Republic International Corp.	83,600	1,079,276
PartnerRe Ltd.	27,700	2,113,510
Prudential Financial, Inc.	15,800	1,236,350
RenaissanceRe Holdings Ltd.	19,800	1,027,818
Safeco Corp.	19,800	868,824
Torchmark Corp.	40,900	2,458,499
The Travelers Cos., Inc.	82,782	3,961,119
Unum Group	94,100	2,071,141
XL Capital Ltd. Class A	27,700	818,535
		49,249,416

Iron & Steel — 1.7%
ArcelorMittal	37,000	3,026,600
Carpenter Technology Corp.	268,876	15,048,990
		18,075,590

Leisure Time — 0.1%
Brunswick Corp.	54,000	862,380

Machinery - Diversified — 0.9%
Cummins, Inc.	36,400	1,704,248
Deere & Co.	95,818	7,707,600
		9,411,848

Manufacturing — 4.8%
General Electric Co.	399,900	14,800,299
Siemens AG Sponsored ADR (Germany)	301,229	32,815,887
SPX Corp.	29,000	3,042,100
Tyco International Ltd.	15,000	660,750
		51,319,036

3

Media — 4.5%
CBS Corp. Class B	109,250	2,412,240
Gannett Co., Inc.	49,800	1,446,690
Idearc, Inc.	57,900	210,756
Liberty Global, Inc. Class C (b)	699,629	22,723,950
News Corp. Class A	796,519	14,934,731
Time Warner, Inc.	242,000	3,392,840
Viacom, Inc. Class B (b)	50,200	1,988,924
The Walt Disney Co.	37,700	1,183,026
		48,293,157

Mining — 0.2%
Alcoa, Inc.	73,200	2,639,592

Oil & Gas — 13.5%
Anadarko Petroleum Corp.	47,300	2,981,319
BP PLC Sponsored ADR (United Kingdom)	27,000	1,637,550
Chevron Corp.	138,600	11,830,896
ConocoPhillips Co.	104,500	7,963,945
Devon Energy Corp.	209,620	21,869,655
Exxon Mobil Corp.	719,094	60,820,971
Marathon Oil Corp.	223,080	10,172,448
Murphy Oil Corp.	234,631	19,272,590
Occidental Petroleum Corp.	14,000	1,024,380
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	21,900	1,510,662
Total SA Sponsored ADR (France)	29,400	2,175,894
Valero Energy Corp.	39,000	1,915,290
		143,175,600

Oil & Gas Services — 1.4%
Halliburton Co. (a)	370,648	14,577,586

Packaging & Containers — 0.4%
Owens-IIlinois, Inc. (b)	44,800	2,528,064
Sonoco Products Co.	48,000	1,374,240
		3,902,304

Pharmaceuticals — 2.5%
Cardinal Health, Inc.	32,400	1,701,324
Merck & Co., Inc.	69,600	2,641,320
Novartis AG ADR (Switzerland) (a)	77,521	3,971,401
Pfizer, Inc.	463,900	9,709,427
Schering-Plough Corp.	569,750	8,210,097
		26,233,569

Retail — 0.9%
The Gap, Inc.	85,900	1,690,512
The Home Depot, Inc.	18,000	503,460
Jones Apparel Group, Inc.	83,700	1,123,254
Limited Brands, Inc.	5,900	100,890
Macy’s, Inc.	73,300	1,690,298
McDonald’s Corp.	17,800	992,706
Office Depot, Inc. (b)	70,600	780,130
SuperValu, Inc.	64,800	1,942,704
Wal-Mart Stores, Inc.	17,000	895,560
		9,719,514

4

Savings & Loans — 0.1%
Washington Mutual, Inc. (a)		66,000	679,800

Semiconductors — 5.6%
ASML Holding NV (a) (b)		1,151,750	28,574,917
Lam Research Corp. (a) (b)		533,580	20,393,428
Varian Semiconductor Equipment Associates, Inc. (b)		363,400	10,229,710
			59,198,055

Telecommunications — 5.9%
AT&T, Inc.		1,128,403	43,217,835
Nokia Oyj Sponsored ADR (Finland)		65,800	2,094,414
Sprint Nextel Corp.		1,145,680	7,664,599
Verizon Communications, Inc.		215,800	7,865,910
Vodafone Group PLC Sponsored ADR (United Kingdom)		72,000	2,124,720
			62,967,478

Trucking & Leasing — 0.5%
Aircastle Ltd.		497,900	5,601,375

TOTAL EQUITIES (Cost $1,006,086,805)			1,034,463,058

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.7%
Cash Equivalents — 10.0% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	7,484,707	7,484,707
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	6,415,463	6,415,463
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	4,276,976	4,276,976
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	4,276,976	4,276,976
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	3,207,731	3,207,731
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	3,207,731	3,207,731
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	6,415,463	6,415,463
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	3,207,731	3,207,731
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	3,207,731	3,207,731
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	2,723,458	2,723,458
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	2,138,488	2,138,488

5

Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	6,415,463	6,415,463
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	3,207,731	3,207,731
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	3,742,353	3,742,353
Reserve Primary Money Market Fund (c)
		1,069,243	1,069,243
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	5,346,219	5,346,219
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	3,207,731	3,207,731
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	3,742,353	3,742,353
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	3,742,353	3,742,353
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	3,742,353	3,742,353
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	2,074,860	2,074,860
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	4,811,601	4,811,601
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	9,623,194	9,623,194
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	5,880,841	5,880,841
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	3,207,731	3,207,731
			106,376,481

Repurchase Agreements — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		28,295,139	28,295,139

TOTAL SHORT-TERM INVESTMENTS (Cost $134,671,620)			134,671,620

TOTAL INVESTMENTS — 110.2% (Cost $1,140,758,425) (f)			$1,169,134,678

Other Assets/(Liabilities) — (10.2%)			(108,127,140)

NET ASSETS — 100.0%			$1,061,007,538

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.

6

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $28,295,965. Collateralized by U.S. Government Agency obligations with rates ranging from 4.728% to 4.743%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $28,863,321.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Enhanced Index Core Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Advertising — 0.2%
Omnicom Group, Inc.	1,400	61,852

Aerospace & Defense — 3.6%
Boeing Co.	2,600	193,362
General Dynamics Corp.	2,600	216,762
Goodrich Corp.	500	28,755
L-3 Communications Holdings, Inc.	900	98,406
Lockheed Martin Corp.	1,800	178,740
Northrop Grumman Corp.	2,600	202,306
Raytheon Co.	3,300	213,213
United Technologies Corp.	3,400	233,988
		1,365,532

Agriculture — 2.0%
Altria Group, Inc.	9,150	203,130
Philip Morris International, Inc.	9,150	462,807
Reynolds American, Inc.	700	41,321
UST, Inc.	800	43,616
		750,874

Airlines — 0.1%
Southwest Airlines Co.	2,300	28,520

Apparel — 0.7%
Nike, Inc. Class B	3,300	224,400
VF Corp.	700	54,257
		278,657

Auto Manufacturers — 0.1%
Ford Motor Co. (a)	5,550	31,746
General Motors Corp.	100	1,905
		33,651

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	600	15,480
Johnson Controls, Inc.	3,500	118,300
		133,780

Banks — 5.6%
Bank of America Corp.	15,301	580,061
The Bank of New York Mellon Corp.	4,886	203,893
BB&T Corp.	2,300	73,738
Capital One Financial Corp.	1,235	60,787
Comerica, Inc.	700	24,556
Fifth Third Bancorp	1,700	35,564
First Horizon National Corp.	400	5,604
Huntington Bancshares, Inc.	1,100	11,825
KeyCorp	1,600	35,120
M&T Bank Corp.	200	16,096
Marshall & Ilsley Corp.	1,100	25,520

1

National City Corp.	2,000	19,900
Northern Trust Corp.	900	59,823
PNC Financial Services Group, Inc.	700	45,899
Regions Financial Corp. (b)	2,347	46,353
State Street Corp.	1,200	94,800
SunTrust Banks, Inc.	1,100	60,654
U.S. Bancorp	5,600	181,216
Wachovia Corp.	6,599	178,173
Wells Fargo & Co.	12,400	360,840
Zions Bancorp	300	13,665
		2,134,087

Beverages — 1.9%
Anheuser-Busch Cos., Inc.	3,000	142,350
The Coca-Cola Co.	2,900	176,523
Coca-Cola Enterprises, Inc.	4,000	96,800
Constellation Brands, Inc. Class A (a)	7,100	125,457
Molson Coors Brewing Co. Class B	600	31,542
The Pepsi Bottling Group, Inc.	1,300	44,083
PepsiCo, Inc.	1,800	129,960
		746,715

Biotechnology — 0.7%
Amgen, Inc. (a)	3,600	150,408
Biogen Idec, Inc. (a)	1,200	74,028
Genzyme Corp. (a)	500	37,270
Millipore Corp. (a)	200	13,482
		275,188

Building Materials — 0.1%
Masco Corp.	1,200	23,796
Trane, Inc.	500	22,950
		46,746

Chemicals — 2.1%
Air Products & Chemicals, Inc.	700	64,400
The Dow Chemical Co.	3,100	114,235
Du Pont (E.I.) de Nemours & Co.	3,800	177,688
Eastman Chemical Co.	500	31,225
Hercules, Inc.	2,300	42,067
Monsanto Co.	2,400	267,600
PPG Industries, Inc.	400	24,204
Rohm & Haas Co.	400	21,632
The Sherwin-Williams Co.	600	30,624
Sigma-Aldrich Corp.	500	29,825
		803,500

Commercial Services — 0.9%
Apollo Group, Inc. Class A (a)	1,900	82,080
Automatic Data Processing, Inc.	1,500	63,585
Donnelley (R.R.) & Sons Co.	700	21,217
Equifax, Inc.	600	20,688
McKesson Corp.	1,600	83,792
Moody’s Corp. (b)	600	20,898
Western Union Co.	2,900	61,683
		353,943

2

Computers — 5.7%
Affiliated Computer Services, Inc. Class A (a)	500	25,055
Apple, Inc. (a)	3,000	430,500
Computer Sciences Corp. (a)	1,500	61,185
Dell, Inc. (a)	100	1,992
Electronic Data Systems Corp.	1,300	21,645
EMC Corp. (a)	11,950	171,363
Hewlett-Packard Co.	12,950	591,297
International Business Machines Corp.	6,300	725,382
Lexmark International, Inc. Class A (a)	1,200	36,864
NetApp, Inc. (a)	1,000	20,050
SanDisk Corp. (a)	100	2,257
Sun Microsystems, Inc. (a)	1,375	21,354
Teradata Corp. (a)	3,600	79,416
		2,188,360

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	1,300	101,283
The Procter & Gamble Co.	9,142	640,580
		741,863

Distribution & Wholesale — 0.1%
Genuine Parts Co.	500	20,110
W.W. Grainger, Inc.	300	22,917
		43,027

Diversified Financial — 4.8%
American Express Co.	100	4,372
Ameriprise Financial, Inc.	1,260	65,331
The Bear Stearns Cos., Inc.	300	3,147
The Charles Schwab Corp.	2,800	52,724
CIT Group, Inc.	700	8,295
Citigroup, Inc.	10,700	229,194
CME Group, Inc.	200	93,820
Countrywide Financial Corp. (b)	1,800	9,900
Discover Financial Services	2,950	48,291
Fannie Mae	2,000	52,640
Franklin Resources, Inc.	500	48,495
Freddie Mac	1,300	32,916
The Goldman Sachs Group, Inc.	1,700	281,163
IntercontinentalExchange, Inc. (a)	100	13,050
JP Morgan Chase & Co.	12,050	517,547
Janus Capital Group, Inc.	500	11,635
Legg Mason, Inc.	400	22,392
Lehman Brothers Holdings, Inc.	3,500	131,740
Merrill Lynch & Co., Inc.	100	4,074
Morgan Stanley	4,600	210,220
T. Rowe Price Group, Inc.	100	5,000
		1,845,946

Electric — 2.8%
AES Corp. (a)	100	1,667
Ameren Corp.	600	26,424

3

American Electric Power Co., Inc.	1,700	70,771
CenterPoint Energy, Inc.	1,600	22,832
Consolidated Edison, Inc.	1,200	47,640
Dominion Resources, Inc.	1,800	73,512
DTE Energy Co.	2,000	77,780
Duke Energy Corp.	11,674	208,381
Edison International	1,500	73,530
FirstEnergy Corp.	1,000	68,620
Integrys Energy Group, Inc.	200	9,328
Pepco Holdings, Inc.	600	14,832
PG&E Corp.	1,200	44,184
Pinnacle West Capital Corp.	900	31,572
PPL Corp.	800	36,736
Progress Energy, Inc.	1,200	50,040
Public Service Enterprise Group, Inc.	1,800	72,342
Southern Co.	2,600	92,586
TECO Energy, Inc.	2,100	33,495
Xcel Energy, Inc.	1,800	35,910
		1,092,182

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	2,500	128,650
Molex, Inc.	400	9,264
		137,914

Electronics — 1.0%
Agilent Technologies, Inc. (a)	1,100	32,813
Applera Corp. Applied Biosystems Group	1,000	32,860
Jabil Circuit, Inc.	100	946
PerkinElmer, Inc.	700	16,975
Thermo Fisher Scientific, Inc. (a)	3,800	215,992
Tyco Electronics Ltd.	2,950	101,244
		400,830

Engineering & Construction — 0.5%
Fluor Corp.	1,100	155,276
Jacobs Engineering Group, Inc. (a)	500	36,795
		192,071

Environmental Controls — 0.5%
Allied Waste Industries, Inc. (a)	2,100	22,701
Waste Management, Inc.	4,500	151,020
		173,721

Foods — 0.6%
ConAgra Foods, Inc.	100	2,395
General Mills, Inc.	100	5,988
The Hershey Co.	300	11,301
The Kroger Co.	3,400	86,360
Safeway, Inc.	1,700	49,895
Tyson Foods, Inc. Class A	1,100	17,545
Wrigley (Wm.) Jr. Co.	900	56,556
		230,040

4

Forest Products & Paper — 0.4%
International Paper Co.	3,900	106,080
MeadWestvaco Corp.	500	13,610
Plum Creek Timber Co., Inc.	500	20,350
Weyerhaeuser Co.	100	6,504
		146,544

Gas — 0.2%
Nicor, Inc.	200	6,702
NiSource, Inc.	1,600	27,584
Sempra Energy	1,000	53,280
		87,566

Hand & Machine Tools — 0.3%
The Black & Decker Corp.	200	13,220
Snap-on, Inc.	300	15,255
The Stanley Works	1,500	71,430
		99,905

Health Care - Products — 3.4%
Baxter International, Inc.	700	40,474
Becton, Dickinson & Co.	800	68,680
Boston Scientific Corp. (a)	100	1,287
C.R. Bard, Inc.	300	28,920
Johnson & Johnson	13,550	878,988
Medtronic, Inc.	4,600	222,502
Patterson Cos., Inc. (a)	400	14,520
St. Jude Medical, Inc. (a)	600	25,914
Zimmer Holdings, Inc. (a)	400	31,144
		1,312,429

Health Care - Services — 1.1%
Aetna, Inc.	2,000	84,180
Coventry Health Care, Inc. (a)	350	14,122
Humana, Inc. (a)	500	22,430
Laboratory Corp. of America Holdings (a)	300	22,104
Quest Diagnostics, Inc.	200	9,054
UnitedHealth Group, Inc.	4,100	140,876
WellPoint, Inc. (a)	2,600	114,738
		407,504

Holding Company - Diversified — 0.0%
Leucadia National Corp.	300	13,566

Home Builders — 0.2%
Centex Corp.	400	9,684
D.R. Horton, Inc.	1,600	25,200
KB Home (b)	1,400	34,622
Lennar Corp. Class A	400	7,524
Pulte Homes, Inc.	900	13,095
		90,125

Home Furnishing — 0.2%
Whirlpool Corp.	700	60,746

5

Household Products — 0.3%
The Clorox Co.	200	11,328
Fortune Brands, Inc.	300	20,850
Kimberly-Clark Corp.	1,100	71,005
		103,183

Insurance — 6.3%
ACE Ltd.	3,000	165,180
AFLAC, Inc.	1,800	116,910
Allstate Corp.	1,900	91,314
American International Group, Inc.	8,400	363,300
Aon Corp.	1,100	44,220
Assurant, Inc.	500	30,430
Chubb Corp.	3,300	163,284
Cigna Corp.	1,900	77,083
Cincinnati Financial Corp.	2,020	76,841
Genworth Financial, Inc. Class A	1,300	29,432
The Hartford Financial Services Group, Inc.	1,900	143,963
Lincoln National Corp.	769	39,988
Loews Corp.	1,400	56,308
Marsh & McLennan Cos., Inc.	1,800	43,830
Metlife, Inc.	6,400	385,664
Progressive Corp.	2,200	35,354
Prudential Financial, Inc.	1,800	140,850
Safeco Corp.	700	30,716
Torchmark Corp.	500	30,055
The Travelers Cos., Inc.	5,630	269,395
Unum Group	3,200	70,432
XL Capital Ltd. Class A	800	23,640
		2,428,189

Internet — 1.0%
Amazon.com, Inc. (a)	1,800	128,340
eBay, Inc. (a)	100	2,984
Expedia, Inc. (a)	700	15,323
Google, Inc. Class A (a)	200	88,094
IAC/InterActiveCorp (a)	700	14,532
Symantec Corp. (a)	6,700	111,354
VeriSign, Inc. (a)	1,200	39,888
Yahoo!, Inc. (a)	100	2,893
		403,408

Investment Companies — 0.2%
American Capital Strategies Ltd. (b)	1,700	58,072

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	100	7,136
Nucor Corp.	1,000	67,740
United States Steel Corp.	600	76,122
		150,998

Leisure Time — 0.0%
Brunswick Corp.	200	3,194

Lodging — 0.1%
Marriott International, Inc. Class A	100	3,436

6

Starwood Hotels & Resorts Worldwide, Inc.	100	5,175
Wyndham Worldwide Corp.	540	11,167
		19,778

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	1,800	140,922

Machinery - Diversified — 0.6%
Cummins, Inc.	900	42,138
Deere & Co.	1,800	144,792
Rockwell Automation, Inc.	600	34,452
		221,382

Manufacturing — 5.5%
3M Co.	2,000	158,300
Cooper Industries Ltd. Class A	500	20,075
Danaher Corp.	1,000	76,030
Dover Corp.	1,500	62,670
Eastman Kodak Co.	1,400	24,738
Eaton Corp.	600	47,802
General Electric Co.	24,850	919,699
Honeywell International, Inc.	5,900	332,878
Illinois Tool Works, Inc.	1,200	57,876
Ingersoll-Rand Co. Ltd. Class A	2,100	93,618
Leggett & Platt, Inc.	5,300	80,825
Pall Corp.	100	3,507
Parker Hannifin Corp.	700	48,489
Textron, Inc.	500	27,710
Tyco International Ltd.	3,850	169,593
		2,123,810

Media — 3.5%
CBS Corp. Class B	4,600	101,568
Clear Channel Communications, Inc.	3,300	96,426
Comcast Corp. Class A	5,900	114,106
The DIRECTV Group, Inc. (a)	2,300	57,017
Gannett Co., Inc.	600	17,430
The McGraw-Hill Cos., Inc.	1,300	48,035
Meredith Corp.	2,700	103,275
The Scripps (E.W.) Co. Class A	200	8,402
Time Warner, Inc.	11,850	166,137
Viacom, Inc. Class B (a)	4,400	174,328
The Walt Disney Co.	15,100	473,838
		1,360,562

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	10,208

Mining — 1.0%
Alcoa, Inc.	1,600	57,696
Freeport-McMoRan Copper & Gold, Inc.	3,469	333,787
		391,483

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	1,200	42,024
Xerox Corp.	3,500	52,395
		94,419

7

Oil & Gas — 12.2%
Anadarko Petroleum Corp.	1,900	119,757
Apache Corp.	1,300	157,066
Chesapeake Energy Corp.	1,200	55,380
Chevron Corp.	6,521	556,633
ConocoPhillips Co.	7,932	604,498
Devon Energy Corp.	1,400	146,062
ENSCO International, Inc.	1,800	112,716
EOG Resources, Inc.	600	72,000
Exxon Mobil Corp.	18,500	1,564,730
Hess Corp.	800	70,544
Marathon Oil Corp.	1,900	86,640
Murphy Oil Corp.	500	41,070
Nabors Industries Ltd. (a)	700	23,639
Noble Corp.	100	4,967
Noble Energy, Inc.	1,300	94,640
Occidental Petroleum Corp.	5,800	424,386
Rowan Cos., Inc.	300	12,354
Sunoco, Inc.	1,200	62,964
Tesoro Corp.	400	12,000
Transocean, Inc. (a)	1,900	256,880
Valero Energy Corp.	3,000	147,330
XTO Energy, Inc.	800	49,488
		4,675,744

Oil & Gas Services — 0.7%
BJ Services Co.	100	2,851
Cameron International Corp. (a)	300	12,492
Halliburton Co.	500	19,665
National Oilwell Varco, Inc. (a)	2,100	122,598
Schlumberger Ltd.	1,100	95,700
		253,306

Packaging & Containers — 0.1%
Ball Corp.	400	18,376
Bemis Co., Inc.	300	7,629
Pactiv Corp. (a)	400	10,484
		36,489

Pharmaceuticals — 5.2%
Allergan, Inc.	1,000	56,390
AmerisourceBergen Corp.	900	36,882
Cardinal Health, Inc.	1,300	68,263
Eli Lilly & Co.	4,200	216,678
Express Scripts, Inc. (a)	1,400	90,048
Forest Laboratories, Inc. (a)	1,500	60,015
Hospira, Inc. (a)	600	25,662
King Pharmaceuticals, Inc. (a)	1,200	10,440
Medco Health Solutions, Inc. (a)	1,900	83,201
Merck & Co., Inc.	8,500	322,575
Pfizer, Inc.	35,700	747,201
Watson Pharmaceuticals, Inc. (a)	3,100	90,892
Wyeth	4,200	175,392
		1,983,639

8

Pipelines — 0.5%
El Paso Corp.	3,200	53,248
Spectra Energy Corp.	2,600	59,150
The Williams Cos., Inc.	2,700	89,046
		201,444

Real Estate Investment Trusts (REITS) — 0.3%
Equity Residential	1,900	78,831
Public Storage	200	17,724
		96,555

Retail — 3.9%
Abercrombie & Fitch Co. Class A	300	21,942
AutoNation, Inc. (a)	800	11,976
AutoZone, Inc. (a)	400	45,532
Best Buy Co., Inc.	2,350	97,431
Big Lots, Inc. (a)	700	15,610
Circuit City Stores, Inc.	100	398
Costco Wholesale Corp.	200	12,994
CVS Caremark Corp.	7,837	317,477
Family Dollar Stores, Inc.	900	17,550
GameStop Corp. Class A (a)	700	36,197
The Gap, Inc.	6,700	131,856
The Home Depot, Inc.	100	2,797
J.C. Penney Co., Inc.	100	3,771
Kohl’s Corp. (a)	100	4,289
Limited Brands, Inc.	100	1,710
Lowe’s Cos., Inc.	100	2,294
Macy’s, Inc.	4,086	94,223
McDonald’s Corp.	700	39,039
Nordstrom, Inc.	100	3,260
Office Depot, Inc. (a)	100	1,105
Polo Ralph Lauren Corp.	300	17,487
RadioShack Corp. (b)	10,800	175,500
Sears Holdings Corp. (a)	400	40,836
Staples, Inc.	100	2,211
Tiffany & Co.	100	4,184
The TJX Cos., Inc.	2,800	92,596
Wal-Mart Stores, Inc.	4,150	218,622
Wendy’s International, Inc.	600	13,836
Yum! Brands, Inc.	2,100	78,141
		1,504,864

Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	2,000	35,360
Sovereign Bancorp, Inc.	2,200	20,504
Washington Mutual, Inc.	2,681	27,614
		83,478

Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	100	589
Analog Devices, Inc.	900	26,568

9

Applied Materials, Inc.	8,000	156,080
Broadcom Corp. Class A (a)	100	1,927
Intel Corp.	27,150	575,037
KLA-Tencor Corp.	400	14,840
Linear Technology Corp.	300	9,207
LSI Corp. (a)	100	495
MEMC Electronic Materials, Inc. (a)	1,300	92,170
Micron Technology, Inc. (a)	200	1,194
National Semiconductor Corp.	1,000	18,320
Novellus Systems, Inc. (a)	700	14,735
Nvidia Corp. (a)	3,350	66,297
QLogic Corp. (a)	5,800	89,030
Texas Instruments, Inc.	10,700	302,489
Xilinx, Inc.	1,800	42,750
		1,411,728

Software — 4.2%
Adobe Systems, Inc. (a)	1,900	67,621
Autodesk, Inc. (a)	700	22,036
BMC Software, Inc. (a)	1,900	61,788
CA, Inc.	1,806	40,635
Citrix Systems, Inc. (a)	600	17,598
Compuware Corp. (a)	800	5,872
Electronic Arts, Inc. (a)	100	4,992
IMS Health, Inc.	700	14,707
Intuit, Inc. (a)	900	24,309
Microsoft Corp.	33,150	940,797
Novell, Inc. (a)	600	3,774
Oracle Corp. (a)	20,631	403,542
		1,607,671

Telecommunications — 4.7%
American Tower Corp. Class A (a)	100	3,921
AT&T, Inc.	21,525	824,408
CenturyTel, Inc.	2,800	93,072
Cisco Systems, Inc. (a)	17,650	425,189
Citizens Communications Co.	3,200	33,568
Corning, Inc.	200	4,808
Embarq Corp.	474	19,007
JDS Uniphase Corp. (a)	300	4,017
Juniper Networks, Inc. (a)	4,600	115,000
Qualcomm, Inc.	200	8,200
Qwest Communications International, Inc.	5,100	23,103
Sprint Nextel Corp.	5,700	38,133
Verizon Communications, Inc.	5,600	204,120
Windstream Corp.	2,100	25,095
		1,821,641

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	500	13,950

Transportation — 1.9%
Burlington Northern Santa Fe Corp.	1,600	147,552
C.H. Robinson Worldwide, Inc.	900	48,960
CSX Corp.	2,500	140,175

10

Norfolk Southern Corp.	2,300	124,936
Ryder System, Inc.	1,500	91,365
Union Pacific Corp.	1,300	162,994
United Parcel Service, Inc. Class B	100	7,302
		723,284

TOTAL EQUITIES
(Cost $40,341,119)		38,200,785

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 0.5%
Cash Equivalents (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	12,328	12,328
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	10,565	10,565
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	7,043	7,043
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	7,043	7,043
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	5,282	5,282
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	5,282	5,282
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	10,565	10,565
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	5,282	5,282
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	5,282	5,282
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	4,485	4,485
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	3,522	3,522
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	10,565	10,565
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	5,282	5,282
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	6,163	6,163
Reserve Primary Money Market Fund (c)
		1,761	1,761
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	8,804	8,804
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	5,282	5,282
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	6,163	6,163
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	6,163	6,163

11

Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	6,163	6,163
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	3,417	3,417
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	7,924	7,924
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	15,848	15,848
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	9,685	9,685
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	5,282	5,282
			175,181

TOTAL SHORT-TERM INVESTMENTS (Cost $175,181)			175,181

TOTAL INVESTMENTS — 100.0% (Cost $40,516,300) (e)			$38,375,966

Other Assets/(Liabilities) — 0.0%			8,975

NET ASSETS — 100.0%			$38,384,941

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Advertising — 0.2%
Gaiam, Inc. Class A (a)	2,410	41,741
Getty Images, Inc. (a)	2,930	93,760
Greenfield Online, Inc. (a)	2,970	35,224
		170,725

Aerospace & Defense — 1.4%
AAR Corp. (a)	1,900	51,813
Aerovironment, Inc. (a)	680	13,906
BE Aerospace, Inc. (a)	300	10,485
Curtiss-Wright Corp.	3,210	133,151
DRS Technologies, Inc.	4,240	247,107
Ducommun, Inc. (a)	1,370	37,908
Esterline Technologies Corp. (a)	2,930	147,584
HEICO Corp.	1,760	85,800
Kaman Corp.	502	14,202
Orbital Sciences Corp. (a)	529	12,749
Teledyne Technologies, Inc. (a)	1,990	93,530
TransDigm Group, Inc. (a)	1,760	65,208
Triumph Group, Inc.	2,760	157,127
		1,070,570

Agriculture — 0.5%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	700	5,845
Alliance One International, Inc. (a)	720	4,349
Universal Corp.	3,990	261,465
Vector Group Ltd.	4,387	77,167
		348,826

Airlines — 1.0%
Allegiant Travel Co. (a)	970	25,627
AMR Corp. (a)	4,260	38,425
Continental Airlines, Inc. Class B (a)	5,160	99,227
Copa Holdings SA Class A	480	18,293
Delta Air Lines, Inc. (a)	2,290	19,694
Northwest Airlines Corp. (a)	8,130	73,089
Pinnacle Airlines Corp. (a)	2,160	18,857
Republic Airways Holdings, Inc. (a)	4,780	103,535
SkyWest, Inc.	4,720	99,686
Southwest Airlines Co.	9,020	111,848
UAL Corp.	3,270	70,403
US Airways Group, Inc. (a)	6,440	57,380
		736,064

Apparel — 1.0%
American Apparel, Inc. (a)	890	8,410
Cherokee, Inc.	190	6,397
Deckers Outdoor Corp. (a)	1,830	197,311
Iconix Brand Group, Inc. (a)	2,820	48,927
Perry Ellis International, Inc. (a)	780	17,027
Steven Madden Ltd. (a)	295	5,053

1

The Warnaco Group, Inc. (a)	6,140	242,162
Wolverine World Wide, Inc.	7,262	210,671
		735,958

Automotive & Parts — 1.3%
Aftermarket Technology Corp. (a)	1,729	33,612
American Axle & Manufacturing Holdings, Inc.	9,070	185,935
Amerigon, Inc. (a)	2,840	42,032
ArvinMeritor, Inc.	4,970	62,175
Autoliv, Inc.	2,200	110,440
BorgWarner, Inc.	1,990	85,630
Cooper Tire & Rubber Co.	9,210	137,874
Exide Technologies (a)	740	9,694
Fuel Systems Solutions, Inc. (a)	259	3,452
Hayes Lemmerz International, Inc. (a)	1,130	3,153
Lear Corp. (a)	6,353	164,606
Tenneco, Inc. (a)	5,079	141,907
Titan International, Inc.	1,000	30,610
		1,011,120

Banks — 0.4%
Amcore Financial, Inc.	150	3,052
Cascade Bancorp	220	2,103
City Holding Co.	863	34,434
Community Bank System, Inc.	1,660	40,770
Encore Bancshares, Inc. (a)	700	12,250
First Merchants Corp.	470	13,414
FirstMerit Corp.	660	13,636
Independent Bank Corp./Rockland, MA	260	7,683
NBT Bancorp, Inc.	1,040	23,088
Oriental Financial Group, Inc.	1,520	29,959
Pacific Capital Bancorp	1,930	41,495
Porter Bancorp., Inc.	210	3,830
Renasant Corp.	60	1,350
Sterling Financial Corp./PA (a)	230	4,013
Susquehanna Bancshares, Inc.	1,020	20,777
WesBanco, Inc.	1,140	28,169
		280,023

Beverages — 0.7%
Boston Beer Co., Inc. Class A (a)	600	28,524
Central European Distribution Corp. (a)	2,300	133,837
Constellation Brands, Inc. Class A (a)	6,610	116,799
Green Mountain Coffee Roasters, Inc. (a)	1,430	45,259
Hansen Natural Corp. (a)	1,570	55,421
Molson Coors Brewing Co. Class B	1,550	81,483
The Pepsi Bottling Group, Inc.	700	23,737
PepsiAmericas, Inc.	600	15,318
		500,378

Biotechnology — 1.0%
Acorda Therapeutics, Inc. (a)	140	2,513
Alexion Pharmaceuticals, Inc. (a)	500	29,650
American Oriental Bioengineering, Inc. (a)	13,760	111,456
Bio-Rad Laboratories, Inc. Class A (a)	117	10,407

2

Celera Genomics Group - Applera Corp. (a)	1,660	24,402
Enzon Pharmaceuticals, Inc. (a) (b)	2,160	19,894
Halozyme Therapeutics, Inc. (a)	1,330	8,459
Illumina, Inc. (a)	1,100	83,490
Incyte Corp. (a)	800	8,408
Invitrogen Corp. (a)	1,940	165,812
Martek Biosciences Corp. (a)	3,140	95,990
Millennium Pharmaceuticals, Inc. (a)	5,750	88,895
Regeneron Pharmaceuticals, Inc. (a)	2,020	38,764
RTI Biologics, Inc. (a)	550	5,197
RXi Pharmaceuticals Corp. (a) (b)	351	3,334
Savient Pharmaceuticals, Inc. (a)	1,060	21,200
Seattle Genetics, Inc. (a)	2,340	21,294
XOMA Ltd. (a)	5,930	15,359
		754,524

Building Materials — 0.5%
Aaon, Inc.	570	11,417
Apogee Enterprises, Inc.	1,590	24,486
Comfort Systems USA, Inc.	4,134	53,783
Drew Industries, Inc. (a)	3,360	82,186
Lennox International, Inc.	3,550	127,693
LSI Industries, Inc.	2,380	31,440
Owens Corning, Inc. (a)	750	13,597
USG Corp. (a) (b)	1,710	62,962
		407,564

Chemicals — 3.1%
American Vanguard Corp.	190	3,162
Arch Chemicals, Inc.	4,630	172,514
Ashland, Inc.	2,580	122,034
Celanese Corp. Class A	1,170	45,688
CF Industries Holdings, Inc.	2,120	219,674
Cytec Industries, Inc.	2,040	109,854
Eastman Chemical Co.	2,130	133,018
Ferro Corp.	3,020	44,877
FMC Corp.	200	11,098
W.R. Grace & Co. (a)	1,183	26,996
H.B. Fuller Co.	4,810	98,172
Hercules, Inc.	6,450	117,970
ICO, Inc. (a)	3,340	23,180
Innophos Holdings, Inc.	1,060	17,055
Innospec, Inc.	1,710	36,252
Landec Corp. (a)	3,000	25,290
Minerals Technologies, Inc.	1,070	67,196
NewMarket Corp.	2,390	180,325
NuCo2, Inc. (a)	530	14,718
OM Group, Inc. (a)	4,476	244,121
Penford Corp.	140	3,042
PolyOne Corp. (a)	48	306
Rockwood Holdings, Inc. (a)	280	9,176
Schulman (A.), Inc.	1,710	35,106
Sensient Technologies Corp.	6,484	191,213
ShengdaTech, Inc. (a) (b)	2,310	19,635
Spartech Corp.	592	5,002

3

Stepan Co.	530	20,262
Terra Industries, Inc. (a)	4,940	175,518
UAP Holding Corp.	3,866	148,222
Zep, Inc.	2,354	38,182
		2,358,858

Coal — 1.2%
Alpha Natural Resources, Inc. (a)	8,590	373,150
Foundation Coal Holdings, Inc.	2,520	126,832
James River Coal Co. (a)	1,910	33,463
Massey Energy Co.	7,320	267,180
Walter Industries, Inc.	2,480	155,322
		955,947

Commercial Services — 6.8%
ABM Industries, Inc.	3,130	70,237
Administaff, Inc.	4,539	107,166
The Advisory Board Co. (a)	1,280	70,323
Albany Molecular Research, Inc. (a)	1,780	21,609
Bankrate, Inc. (a)	3,220	160,646
Bowne & Co., Inc.	3,190	48,647
Capella Education Co. (a)	1,850	101,010
CBIZ, Inc. (a)	3,760	30,531
CDI Corp.	1,170	29,308
Chemed Corp.	3,380	142,636
ChoicePoint, Inc. (a)	3,480	165,648
Coinstar, Inc. (a)	3,480	97,927
Consolidated Graphics, Inc. (a)	620	34,751
Convergys Corp. (a)	7,733	116,459
Cornell Cos., Inc. (a)	2,160	48,514
CRA International, Inc. (a)	770	24,748
Deluxe Corp.	8,070	155,025
DeVry, Inc.	2,930	122,591
DynCorp International, Inc. (a)	6,660	111,089
Emergency Medical Services Corp. Class A (a)	3,110	76,786
Exlservice Holdings, Inc. (a)	160	3,674
Exponent, Inc. (a)	1,920	63,053
Forrester Research, Inc. (a)	180	4,784
FTI Consulting, Inc. (a)	1,210	85,958
Gartner, Inc. Class A (a)	5,072	98,092
Genpact Ltd. (a)	240	2,940
Global Payments, Inc.	1,040	42,442
Healthspring, Inc. (a)	10,490	147,699
Heartland Payment Systems, Inc.	4,690	107,917
Heidrick & Struggles International, Inc.	1,677	54,553
Hewitt Associates, Inc. Class A (a)	4,370	173,795
Hill International, Inc. (a)	270	3,378
HMS Holdings Corp. (a)	980	27,979
Hudson Highland Group, Inc. (a)	1,860	15,754
ICF International, Inc. (a)	1,560	31,278
Integrated Electrical Services, Inc. (a)	1,390	21,837
ITT Educational Services, Inc. (a)	1,210	55,575
K12, Inc. (a)	330	6,465
Kendle International, Inc. (a)	1,400	62,888
Korn/Ferry International (a)	7,119	120,311

4

Landauer, Inc.	390	19,633
Learning Tree International, Inc. (a)	240	3,365
LECG Corp. (a)	180	1,685
Manpower, Inc.	2,342	131,761
Maximus, Inc.	3,560	130,688
Midas, Inc. (a)	20	344
MPS Group, Inc. (a)	8,426	99,595
Navigant Consulting, Inc. (a)	980	18,600
Net 1 UEPS Technologies, Inc. (a)	4,080	92,004
PAREXEL International Corp. (a)	6,648	173,513
Pharmaceutical Product Development, Inc.	200	8,380
PharmaNet Development Group, Inc. (a)	2,000	50,460
PHH Corp. (a)	1,284	22,380
Premier Exhibitions, Inc. (a)	2,280	13,771
Pre-Paid Legal Services, Inc. (a)	890	37,745
Providence Service Corp. (The)(a)	1,040	31,200
Resources Connection, Inc.	1,970	35,204
Robert Half International, Inc.	4,940	127,156
Rollins, Inc.	6,285	111,182
RSC Holdings, Inc. (a)	990	10,791
SAIC, Inc. (a)	6,440	119,720
Service Corp. International	5,440	55,162
Sotheby’s (b)	4,093	118,329
Spherion Corp. (a)	7,119	43,568
Standard Parking Corp. (a)	90	1,886
Steiner Leisure Ltd. (a)	1,001	33,033
Team, Inc. (a)	1,430	39,039
TeleTech Holdings, Inc. (a)	4,770	107,134
TrueBlue, Inc. (a)	8,130	109,267
United Rentals, Inc. (a)	8,300	156,372
Viad Corp.	4,115	148,181
Volt Information Sciences, Inc. (a)	1,268	21,505
Watson Wyatt Worldwide, Inc. Class A	3,250	184,437
Wright Express Corp. (a)	2,950	90,653
		5,213,766

Computers — 3.5%
Affiliated Computer Services, Inc. Class A (a)	950	47,604
Ansoft Corp. (a)	1,167	35,617
Brocade Communications Systems, Inc. (a)	20,910	152,643
CACI International, Inc. Class A (a)	2,890	131,639
Cadence Design Systems, Inc. (a)	11,450	122,286
Ciber, Inc. (a)	5,036	24,676
Computer Sciences Corp. (a)	3,890	158,673
COMSYS IT Partners, Inc. (a)	2,010	17,005
Comtech Group, Inc. (a)	1,280	13,811
DST Systems, Inc. (a)	2,140	140,684
Electronic Data Systems Corp.	6,000	99,900
Electronics for Imaging, Inc. (a)	2,710	40,433
IHS, Inc. Class A (a)	1,780	114,472
InterVoice, Inc. (a)	2,710	21,572
Iomega Corp. (a)	3,450	12,316
Jack Henry & Associates, Inc.	5,190	128,037
Lexmark International, Inc. Class A (a)	3,930	120,730
Manhattan Associates, Inc. (a)	1,140	26,140

5

Mentor Graphics Corp. (a)	1,530	13,510
Mercury Computer Systems, Inc. (a)	160	899
MICROS Systems, Inc. (a)	4,336	145,950
MTS Systems Corp.	802	25,873
NCR Corp. (a)	6,140	140,176
NetApp, Inc. (a)	2,120	42,506
Netscout Systems, Inc. (a)	2,050	19,065
Palm, Inc. (b)	140	700
Perot Systems Corp. Class A (a)	610	9,174
Quantum Corp. (a)	1,520	3,253
Radiant Systems, Inc. (a)	3,660	51,130
SanDisk Corp. (a)	3,210	72,450
Seagate Technology	6,830	143,020
Silicon Storage Technology, Inc. (a)	3,250	8,515
Smart Modular Technologies WWH, Inc. (a)	1,750	10,867
SRA International, Inc. Class A (a)	2,670	64,908
STEC, Inc. (a)	1,130	6,995
Stratasys, Inc. (a)	1,880	33,464
SYKES Enterprises, Inc. (a)	2,853	50,184
Synaptics, Inc. (a)	4,130	98,624
Synopsys, Inc. (a)	810	18,395
Syntel, Inc.	2,100	55,965
Teradata Corp. (a)	1,640	36,178
Western Digital Corp. (a)	7,180	194,147
		2,654,186

Computers & Information — 0.0%
ScanSource, Inc. (a)	870	31,485

Consumer Services — 0.0%
Core-Mark Holding Co., Inc. (a)	360	10,346

Cosmetics & Personal Care — 0.3%
Alberto-Culver Co.	600	16,446
Chattem, Inc. (a)	2,650	175,801
Elizabeth Arden, Inc. (a)	1,660	33,117
		225,364

Distribution & Wholesale — 0.4%
Brightpoint, Inc. (a)	1,660	13,878
Chindex International, Inc. (a)	570	21,512
LKQ Corp. (a)	2,650	59,545
MWI Veterinary Supply, Inc. (a)	10	353
Owens & Minor, Inc.	2,870	112,906
Tech Data Corp. (a)	3,330	109,224
		317,418

Diversified Financial — 2.4%
Advanta Corp. Class B	5,371	37,758
Asset Acceptance Capital Corp.	2,060	19,838
Calamos Asset Management, Inc. Class A	1,410	22,955
Discover Financial Services	7,060	115,572
FCStone Group, Inc. (a)	2,840	78,668
Federal Agricultural Mortgage Corp. Class C	373	9,735
Financial Federal Corp.	700	15,267

6

GAMCO Investors, Inc. Class A	2,330	117,339
GFI Group, Inc.	750	42,975
Greenhill & Co., Inc.	540	37,562
Interactive Brokers Group, Inc. (a)	2,450	62,891
Invesco Ltd.	7,810	190,252
Janus Capital Group, Inc.	5,568	129,567
Knight Capital Group, Inc. Class A (a)	12,510	203,162
Lazard Ltd. Class A	900	34,380
Legg Mason, Inc.	590	33,028
MarketAxess Holdings, Inc. (a)	2,250	22,365
The NASDAQ OMX Group, Inc. (a)	3,620	139,949
National Financial Partners Corp.	2,470	55,501
optionsXpress Holdings, Inc.	8,050	166,715
Portfolio Recovery Associates, Inc.	1,480	63,477
Raymond James Financial, Inc.	3,040	69,859
SWS Group, Inc.	929	11,362
TradeStation Group, Inc. (a)	3,110	26,497
US Global Investors, Inc. Class A	2,010	27,215
Waddell & Reed Financial, Inc. Class A	1,080	34,700
World Acceptance Corp. (a)	1,190	37,901
		1,806,490

Electric — 0.7%
Alliant Energy Corp.	2,050	71,770
El Paso Electric Co. (a)	3,460	73,940
Energy East Corp.	920	22,190
Mirant Corp. (a)	4,410	160,480
Otter Tail Corp.	630	22,296
Pike Electric Corp. (a)	900	12,537
Reliant Energy, Inc. (a)	4,890	115,648
Unisource Energy Corp.	990	22,037
		500,898

Electrical Components & Equipment — 0.9%
Advanced Energy Industries, Inc. (a)	4,036	53,517
Belden, Inc.	4,523	159,752
Encore Wire Corp.	300	5,463
Graftech International Ltd. (a)	16,440	266,492
Littelfuse, Inc. (a)	1,565	54,728
Molex, Inc.	2,070	47,941
Powell Industries, Inc. (a)	860	33,858
Superior Essex, Inc. (a)	1,330	37,400
Vicor Corp.	1,563	18,662
		677,813

Electrical Equipment & Electronics — 0.0%
Houston Wire & Cable Co.	280	4,486

Electronics — 4.5%
American Science & Engineering, Inc.	620	33,833
Analogic Corp.	2,550	169,677
Applera Corp. Applied Biosystems Group	4,340	142,612
Arrow Electronics, Inc. (a)	4,370	147,050
Avnet, Inc. (a)	4,300	140,739
AVX Corp.	750	9,607

7

Axsys Technologies, Inc. (a)	1,020	50,878
Badger Meter, Inc.	1,530	66,096
Bel Fuse, Inc. Class A	800	25,112
Benchmark Electronics, Inc. (a)	3,140	56,363
Brady Corp. Class A	240	8,023
Checkpoint Systems, Inc. (a)	7,344	197,186
Coherent, Inc. (a)	150	4,183
CTS Corp.	3,882	41,537
Cubic Corp.	4,000	113,720
Cymer, Inc. (a)	3,363	87,573
Dionex Corp. (a)	2,530	194,785
Electro Scientific Industries, Inc. (a)	1,490	24,555
Excel Technology, Inc. (a)	300	8,088
Faro Technologies, Inc. (a)	930	28,997
FEI Co. (a)	6,360	138,839
FLIR Systems, Inc. (a)	1,770	53,259
Gentex Corp.	5,900	101,185
II-VI, Inc. (a)	770	29,245
Lo-Jack Corp. (a)	630	7,963
Measurement Specialties, Inc. (a)	690	12,054
Methode Electronics, Inc.	3,950	46,175
Multi-Fineline Electronix, Inc. (a)	1,040	19,521
NAM TAI Electronics, Inc.	1,080	10,368
National Instruments Corp.	3,770	98,548
OSI Systems, Inc. (a)	120	2,762
Park Electrochemical Corp.	1,770	45,754
PerkinElmer, Inc.	3,370	81,722
Plexus Corp. (a)	4,360	122,298
Rofin-Sinar Technologies, Inc. (a)	7,184	322,562
Sanmina-SCI Corp. (a)	24,800	40,176
Sonic Solutions, Inc. (a)	980	9,457
Stoneridge, Inc. (a)	110	1,479
Taser International, Inc. (a)(b)	3,820	35,908
Technitrol, Inc.	3,510	81,186
Thomas & Betts Corp. (a)	1,910	69,467
Trimble Navigation Ltd. (a)	730	20,871
TTM Technologies, Inc. (a)	260	2,943
Varian, Inc. (a)	3,780	218,938
Watts Water Technologies, Inc. Class A	2,140	59,984
Woodward Governor Co.	8,984	240,052
		3,423,330

Energy - Alternate Sources — 0.2%
Canadian Hydro Developers, Inc. (a)	6,400	40,414
Evergreen Solar, Inc. (a)	7,830	72,584
Plug Power, Inc. (a)	550	1,710
		114,708

Engineering & Construction — 1.3%
Aecom Technology Corp. (a)	590	15,346
Chicago Bridge & Iron Co. NV	2,340	91,822
Dycom Industries, Inc. (a)	5,590	67,136
Emcor Group, Inc. (a)	8,734	193,982
ENGlobal Corp. (a)	620	5,301
Granite Construction, Inc.	1,060	34,673

8

KBR, Inc.	4,350	120,625
Layne Christensen Co. (a)	2,570	90,001
Michael Baker Corp. (a)	1,280	28,749
Perini Corp. (a)	4,760	172,455
The Shaw Group, Inc. (a)	2,620	123,507
Stanley, Inc. (a)	1,030	30,344
URS Corp. (a)	1,774	57,992
VSE Corp.	60	1,694
		1,033,627

Entertainment — 0.3%
Bally Technologies, Inc. (a)	3,310	113,665
Churchill Downs, Inc.	70	3,307
DreamWorks Animation SKG, Inc. Class A (a)	2,440	62,903
National CineMedia, Inc.	950	21,356
Regal Entertainment Group Class A	1,130	21,798
Warner Music Group Corp.	6,170	30,727
		253,756

Environmental Controls — 0.7%
American Ecology Corp.	1,110	28,116
Calgon Carbon Corp. (a)	4,780	71,939
Casella Waste Systems, Inc. Class A (a)	550	6,011
Darling International, Inc. (a)	13,500	174,825
EnergySolutions, Inc.	310	7,111
Metalico, Inc. (a)	3,190	31,294
Mine Safety Appliances Co.	960	39,542
TETRA Technologies, Inc. (a)	1,528	29,811
Waste Connections, Inc. (a)	3,400	104,516
Waste Industries USA, Inc.	510	18,436
		511,601

Foods — 1.1%
Arden Group, Inc. Class A	150	21,450
Cal-Maine Foods, Inc. (b)	1,860	62,087
Chiquita Brands International, Inc. (a)	7,490	173,094
Flowers Foods, Inc.	7,841	194,065
Fresh Del Monte Produce, Inc. (a)	4,980	181,272
Hormel Foods Corp.	400	16,664
Imperial Sugar Co.	1,000	18,820
Ingles Markets, Inc. Class A	1,466	36,049
Nash Finch Co. (b)	1,550	52,669
Performance Food Group Co. (a)	2,584	84,445
Spartan Stores, Inc.	180	3,753
		844,368

Forest Products & Paper — 0.7%
AbitibiBowater, Inc.	896	11,567
Buckeye Technologies, Inc. (a)	3,660	40,846
Glatfelter	860	12,995
Rock-Tenn Co. Class A	7,766	232,747
Schweitzer-Mauduit International, Inc.	1,340	31,008
United Stationers, Inc. (a)	3,769	179,781
Wausau Paper Corp.	910	7,517
		516,461

9

Gas — 0.7%
The Laclede Group, Inc.	780	27,791
New Jersey Resources Corp.	485	15,059
Northwest Natural Gas Co.	3,920	170,285
Piedmont Natural Gas Co., Inc.	1,240	32,562
Southwest Gas Corp.	895	25,024
Vectren Corp.	870	23,342
WGL Holdings, Inc.	6,550	209,993
		504,056

Hand & Machine Tools — 0.2%
Hardinge, Inc.	190	2,614
Regal-Beloit Corp.	4,050	148,351
		150,965

Health Care - Products — 1.6%
Abaxis, Inc. (a)	1,970	45,645
ArthoCare Corp. (a)	900	30,015
Bruker Corp. (a)	130	2,001
Cepheid, Inc. (a)	500	12,195
CONMED Corp. (a)	2,520	64,613
Cynosure, Inc. Class A (a)	960	20,448
Datascope Corp.	1,160	48,059
Dentsply International, Inc.	200	7,720
Edwards Lifesciences Corp. (a)	1,360	60,588
Hanger Orthopedic Group, Inc. (a)	800	8,624
Hologic, Inc. (a)	2,680	149,008
Intuitive Surgical, Inc. (a)	530	171,905
Invacare Corp.	220	4,902
Inverness Medical Innovations, Inc. (a)	2,191	65,949
IRIS International, Inc. (a)	1,170	15,526
Kensey Nash Corp. (a)	310	8,975
LCA-Vision, Inc.	220	2,750
Meridian Bioscience, Inc.	5,130	171,496
Merit Medical Systems, Inc. (a)	1,100	17,413
Orthofix International NV (a)	480	19,090
Quidel Corp. (a)	3,050	48,983
Somanetics Corp. (a)	950	14,792
SonoSite, Inc. (a)	930	26,440
Steris Corp.	6,720	180,298
		1,197,435

Health Care - Services — 2.0%
Air Methods Corp. (a)	1,337	64,671
Alliance Imaging, Inc. (a)	3,950	33,970
Amedisys, Inc. (a)	2,480	97,563
AMERIGROUP Corp. (a)	6,340	173,272
AmSurg Corp. (a)	1,690	40,019
Apria Healthcare Group, Inc. (a)	7,740	152,865
Centene Corp. (a)	7,710	107,477
Coventry Health Care, Inc. (a)	3,340	134,769
Health Net, Inc. (a)	3,390	104,412
Humana, Inc. (a)	2,400	107,664
Kindred Healthcare, Inc. (a)	1,900	41,553

10

Lincare Holdings, Inc. (a)	3,610	101,477
Molina Healthcare, Inc. (a) (b)	4,948	120,830
Pediatrix Medical Group, Inc. (a)	100	6,740
RehabCare Group, Inc. (a)	2,520	37,800
Res-Care, Inc. (a)	1,750	30,013
Skilled Healthcare Group, Inc. Class A (a)	110	1,208
Sun Healthcare Group, Inc. (a)	2,300	30,222
Tenet Healthcare Corp. (a)	20,760	117,502
WellCare Health Plans, Inc. (a)	1,418	55,231
		1,559,258

Home Builders — 1.4%
Centex Corp.	2,410	58,346
Champion Enterprises, Inc. (a)	3,520	35,306
Fleetwood Enterprises, Inc. (a)	3,090	14,214
KB Home	3,320	82,104
Lennar Corp. Class A	7,380	138,818
Monaco Coach Corp.	2,980	28,250
NVR, Inc. (a)	280	167,300
Pulte Homes, Inc.	5,250	76,388
Ryland Group, Inc.	6,140	201,945
Thor Industries, Inc.	5,790	172,368
Toll Brothers, Inc. (a)	2,910	68,327
		1,043,366

Home Furnishing — 0.3%
Hooker Furniture Corp.	920	20,553
Kimball International, Inc. Class B	2,433	26,082
La-Z-Boy, Inc.	980	8,173
Tempur-Pedic International, Inc.	4,750	52,250
Universal Electronics, Inc. (a)	980	23,726
Whirlpool Corp.	1,360	118,021
		248,805

Household Products — 1.0%
ACCO Brands Corp. (a)	1,230	16,691
American Greetings Corp. Class A	10,392	192,772
Blyth, Inc.	5,070	99,980
CSS Industries, Inc.	1,320	46,147
Ennis, Inc.	1,581	26,529
Fossil, Inc. (a)	4,920	150,257
Helen of Troy Ltd. (a)	880	14,758
Tupperware Brands Corp.	5,510	213,127
WD-40 Co.	1,270	42,228
		802,489

Housewares — 0.2%
The Toro Co.	3,090	127,895

Insurance — 6.8%
Alfa Corp.	200	4,396
Alleghany Corp. (a)	82	27,866
Allied World Assurance Holdings Ltd.	870	34,539
American Equity Investment Life Holding Co.	520	4,826
American Physicians Capital, Inc.	1,292	59,897

11

Amerisafe, Inc. (a)	2,320	29,325
Amtrust Financial Services, Inc.	5,470	88,669
Arch Capital Group Ltd. (a)	1,470	100,945
Argo Group International Holdings Ltd. (a)	1,676	59,532
Aspen Insurance Holdings Ltd.	4,150	109,477
Assurant, Inc.	3,040	185,014
Assured Guaranty Ltd.	6,900	163,806
Axis Capital Holdings Ltd.	3,940	133,881
W.R. Berkley Corp.	4,720	130,697
Cincinnati Financial Corp.	1,630	62,005
CNA Financial Corp.	2,010	51,838
CNA Surety Corp. (a)	2,331	35,851
The Commerce Group, Inc.	1,979	71,363
Conseco, Inc. (a)	750	7,650
Darwin Professional Underwriters, Inc. (a)	400	8,996
Delphi Financial Group, Inc. Class A	5,448	159,245
Donegal Group, Inc. Class A	87	1,514
eHealth, Inc. (a)	1,260	27,808
EMC Insurance Group, Inc.	120	3,227
Employers Holdings, Inc.	180	3,337
Endurance Specialty Holdings Ltd.	2,890	105,774
Erie Indemnity Co. Class A	140	7,167
Everest Re Group Ltd.	1,570	140,562
FBL Financial Group, Inc. Class A	2,320	66,097
Fidelity National Financial, Inc. Class A	7,650	140,225
First American Corp.	3,705	125,748
FPIC Insurance Group, Inc. (a)	732	34,506
Genworth Financial, Inc. Class A	8,170	184,969
Hallmark Financial Services, Inc. (a)	870	9,709
Harleysville Group, Inc.	1,500	54,135
HCC Insurance Holdings, Inc.	3,030	68,751
Hilb, Rogal & Hobbs Co.	630	19,826
Horace Mann Educators Corp.	2,350	41,078
Infinity Property & Casualty Corp.	916	38,106
IPC Holdings Ltd.	4,520	126,560
Life Partners Holdings, Inc. (b)	60	1,107
Markel Corp. (a)	20	8,799
Max Capital Group Ltd.	7,610	199,306
Meadowbrook Insurance Group, Inc.	460	3,593
Mercury General Corp.	1,190	52,729
The Midland Co.	850	55,191
National Interstate Corp. (b)	820	19,147
National Western Life Insurance Co. Class A	50	10,840
Nationwide Financial Services Class A	1,270	60,046
Navigators Group, Inc. (a)	1,830	99,552
Odyssey Re Holdings Corp.	1,430	52,553
OneBeacon Insurance Group Ltd.	230	4,375
PartnerRe Ltd.	1,700	129,710
Philadelphia Consolidated Holding Corp. (a)	2,190	70,518
The Phoenix Companies, Inc.	6,534	79,780
Platinum Underwriters Holdings Ltd.	3,940	127,892
The PMI Group, Inc.	624	3,632
Presidential Life Corp.	60	1,046
ProAssurance Corp. (a)	3,250	174,948
Procentury Corp.	970	17,460

12

Protective Life Corp.	1,600	64,896
Reinsurance Group of America, Inc.	1,510	82,204
RenaissanceRe Holdings Ltd.	2,340	121,469
RLI Corp.	2,741	135,871
Safeco Corp.	2,870	125,936
Safety Insurance Group, Inc.	32	1,092
SeaBright Insurance Holdings (a)	1,820	26,809
Selective Insurance Group	3,604	86,064
StanCorp Financial Group, Inc.	2,480	118,321
Torchmark Corp.	2,400	144,264
Tower Group, Inc.	190	4,782
Transatlantic Holdings, Inc.	450	29,858
United America Indemnity Ltd. Class A (a)	3,560	68,566
United Fire & Casualty Co.	580	21,692
Universal American Corp. (a)	2,090	22,154
Universal Insurance Holdings, Inc.	250	945
Unum Group	6,840	150,548
Wesco Financial Corp.	10	4,040
White Mountains Insurance Group Ltd.	70	33,600
XL Capital Ltd. Class A	2,090	61,760
		5,206,012

Internet — 3.8%
1-800-Flowers.com, Inc. Class A (a)	3,990	33,955
Art Technology Group, Inc. (a)	4,860	18,857
Asiainfo Holdings, Inc. (a)	5,400	58,644
Avocent Corp. (a)	990	16,731
Blue Coat Systems, Inc. (a)	6,660	146,786
Check Point Software Technologies Ltd. (a)	4,700	105,280
Chordiant Software, Inc. (a)	3,100	18,693
CMGI, Inc. (a)	2,160	28,642
CyberSources Corp. (a)	9,743	142,345
Digital River, Inc. (a)	3,700	114,589
Equinix, Inc. (a)	390	25,931
eResearch Technology, Inc. (a)	4,750	58,995
Expedia, Inc. (a)	5,960	130,464
FTD Group, Inc.	610	8,186
Global Sources Ltd. (a) (b)	4,795	71,206
Hlth Corp. (a)	2,340	22,324
i2 Technologies, Inc. (a)	30	338
Imergent, Inc.	1,620	18,452
Interwoven, Inc. (a)	2,787	29,765
j2 Global Communications, Inc. (a)	7,700	171,864
McAfee, Inc. (a)	4,610	152,545
Mercadolibre, Inc. (a)	100	3,976
Navisite, Inc. (a)	2,110	4,663
Netflix, Inc. (a)	7,740	268,191
NIC, Inc.	2,670	18,984
Overstock.com, Inc. (a)	1,440	17,150
Priceline.com, Inc. (a)	1,380	166,787
S1 Corp. (a)	7,100	50,481
Sapient Corp. (a)	15,660	108,994
Secure Computing Corp. (a)	1,680	10,836
Shutterfly, Inc. (a)	500	7,435
Sohu.com, Inc. (a)	4,240	191,351

13

SonicWALL, Inc. (a)	6,884	56,242
Stamps.com, Inc. (a)	170	1,744
TheStreet.com, Inc.	3,612	29,185
TIBCO Software, Inc. (a)	25,800	184,212
Travelzoo, Inc. (a)	520	5,741
The TriZetto Group, Inc. (a)	740	12,351
United Online, Inc.	13,997	147,808
Valueclick, Inc. (a)	5,800	100,050
VeriSign, Inc. (a)	2,690	89,416
Vignette Corp. (a)	2,195	28,996
Vocus, Inc. (a)	1,510	39,864
Websense, Inc. (a)	1,164	21,825
Zix Corp. (a) (b)	2,200	8,514
		2,949,388

Investment Companies — 0.1%
Apollo Investment Corp.	4,570	72,343
Ares Capital Corp.	1,260	15,838
MCG Capital Corp.	1,160	10,544
NGP Capital Resources Co.	220	3,612
Prospect Capital Corp.	120	1,826
		104,163

Iron & Steel — 1.5%
AK Steel Holding Corp.	2,860	155,641
Carpenter Technology Corp.	2,290	128,171
Cleveland-Cliffs, Inc.	180	21,568
Olympic Steel, Inc.	750	33,825
Reliance Steel & Aluminum Co.	2,240	134,086
Schnitzer Steel Industries, Inc. Class A	3,138	222,861
Shiloh Industries, Inc.	230	2,569
Steel Dynamics, Inc.	6,382	210,861
United States Steel Corp.	2,140	271,502
Universal Stainless & Alloy (a)	220	6,536
		1,187,620

Leisure Time — 0.6%
Ambassadors Group, Inc.	198	3,740
Callaway Golf Co.	11,860	174,105
Polaris Industries, Inc. (b)	4,850	198,899
WMS Industries, Inc. (a)	2,860	102,874
		479,618

Lodging — 0.1%
Monarch Casino & Resort, Inc. (a)	1,370	24,263
Riviera Holdings Corp. (a)	60	1,237
Wyndham Worldwide Corp.	3,990	82,513
		108,013

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc. (a)	3,184	123,412
Bucyrus International, Inc. Class A	600	60,990
Joy Global, Inc.	200	13,032
		197,434

14

Machinery - Diversified — 2.6%
AGCO Corp. (a)	1,750	104,790
Applied Industrial Technologies, Inc.	6,118	182,867
Briggs & Stratton Corp.	1,420	25,418
Cascade Corp.	290	14,300
Chart Industries, Inc. (a)	1,360	46,022
Cognex Corp.	660	14,408
Columbus McKinnon Corp. (a)	1,950	60,411
Cummins, Inc.	2,490	116,582
Flowserve Corp.	210	21,920
Gardner Denver, Inc. (a)	6,200	230,020
Gerber Scientific, Inc. (a)	100	889
Gorman-Rupp Co.	940	30,917
Hurco Cos., Inc. (a)	1,100	51,458
IDEX Corp.	2,560	78,566
Kadant, Inc. (a)	1,790	52,590
Lindsay Corp.	1,400	143,458
The Middleby Corp. (a)	1,790	111,678
NACCO Industries, Inc. Class A	142	11,493
Nordson Corp.	1,000	53,850
Robbins & Myers, Inc. (b)	6,206	202,626
Rockwell Automation, Inc.	930	53,401
Roper Industries, Inc.	1,760	104,614
Tecumseh Products Co. Class A (a)	2,330	71,484
Tennant Co.	1,962	78,107
Twin Disc, Inc.	460	7,277
Zebra Technologies Corp. Class A (a)	3,400	113,288
		1,982,434

Manufacturing — 3.0%
A.O. Smith Corp.	3,580	117,675
Actuant Corp. Class A	7,430	224,460
Acuity Brands, Inc.	5,328	228,838
Ameron International Corp.	410	38,347
AptarGroup, Inc.	750	29,198
AZZ, Inc. (a)	1,200	42,696
Barnes Group, Inc.	6,610	151,700
Blount International, Inc. (a)	2,850	35,255
Carlisle Cos., Inc.	560	18,726
Ceradyne, Inc. (a)	3,710	118,572
Cooper Industries Ltd. Class A	880	35,332
Crane Co.	1,550	62,543
Eastman Kodak Co.	4,900	86,583
EnPro Industries, Inc. (a)	3,700	115,403
ESCO Technologies, Inc. (a)	1,750	69,510
Freightcar America, Inc.	200	6,860
GenTek, Inc. (a)	270	8,122
Ingersoll-Rand Co. Ltd. Class A	4,560	203,285
ITT Corp.	1,480	76,679
Koppers Holdings, Inc.	2,880	127,613
LSB Industries, Inc. (a) (b)	1,650	24,321
Matthews International Corp. Class A	760	36,670
McCoy Corp.	4,900	20,120
Myers Industries, Inc.	1,887	24,776
Pentair, Inc.	2,320	74,008

15

Raven Industries, Inc.	850	25,755
Reddy Ice Holdings, Inc.	1,080	14,072
SPX Corp.	1,871	196,268
Sturm, Ruger & Co., Inc. (a)	2,140	17,634
Teleflex, Inc.	2,140	102,099
Tredegar Corp.	220	4,006
		2,337,126

Media — 0.7%
Acacia Research - Acacia Technologies (a)	2,103	12,092
Charter Communications, Inc. Class A (a)	39,880	33,978
Cox Radio, Inc. Class A (a)	564	6,700
Cumulus Media, Inc. Class A (a)	2,152	13,730
DG FastChannel, Inc. (a)	1,310	25,126
Discovery Holding Co. Class A (a)	1,490	31,618
Entravision Communications Corp. Class A (a)	14,290	95,171
Gannett Co., Inc.	2,230	64,782
Lin TV Corp. Class A (a)	2,700	25,947
Mediacom Communications Corp. (a)	320	1,386
Scholastic Corp. (a)	4,960	150,139
Sinclair Broadcast Group, Inc. Class A	11,726	104,479
		565,148

Metal Fabricate & Hardware — 1.7%
Ampco-Pittsburgh Corp.	1,445	62,121
Circor International, Inc.	1,750	80,938
Dynamic Materials Corp.	810	34,992
Haynes International, Inc. (a)	170	9,330
L.B. Foster Co. Class A (a)	1,330	57,270
Ladish Co., Inc. (a)	420	15,120
Mueller Industries, Inc.	5,483	158,185
Northwest Pipe Co. (a)	450	19,121
Quanex Corp. (b)	4,718	244,109
RBC Bearings, Inc. (a)	1,490	55,324
Sims Group Ltd. Sponsored ADR (Australia)	9,505	261,578
Sun Hydraulics Corp.	1,720	50,344
Timken Co.	1,420	42,202
Worthington Industries, Inc.	10,690	180,340
		1,270,974

Mining — 1.2%
Amcol International Corp.	920	28,732
Amerigo Resources Ltd.	11,600	24,605
Brush Engineered Materials, Inc. (a)	670	17,199
Century Aluminum Co. (a)	3,911	259,065
Compass Minerals International, Inc.	4,701	277,265
Farallon Resources Ltd. (a)	17,000	13,067
Hecla Mining Co. (a) (b)	25,110	280,228
Kaiser Aluminum Corp.	560	38,808
Redcorp Ventures LGN	68,300	15,285
		954,254

Office Equipment/Supplies — 0.0%
Ikon Office Solutions, Inc.	3,522	26,767

16

Office Furnishings — 0.7%
Herman Miller, Inc.	7,240	177,887
HNI Corp.	590	15,865
Interface, Inc. Class A	9,289	130,510
Knoll, Inc.	7,914	91,328
Steelcase, Inc. Class A	9,697	107,249
		522,839

Oil & Gas — 3.2%
Alon USA Energy, Inc.	370	5,628
Arena Resources, Inc. (a)	1,700	65,807
Atwood Oceanics, Inc. (a)	1,200	110,064
Berry Petroleum Co. Class A	2,060	95,769
Bill Barrett Corp. (a)	2,140	101,115
Bois d’Arc Energy, Inc. (a)	3,360	72,206
Brigham Exploration Co. (a)	1,670	10,137
Cabot Oil & Gas Corp.	700	35,588
Callon Petroleum Co. (a)	510	9,226
Cimarex Energy Co.	1,530	83,752
Comstock Resources, Inc. (a)	210	8,463
Concho Resources, Inc. (a)	1,110	28,460
Contango Oil & Gas Co. (a)	450	29,075
Continental Resources, Inc. (a)	1,000	31,890
ENSCO International, Inc.	2,840	177,841
Forest Oil Corp. (a)	200	9,792
Frontier Oil Corp.	4,410	120,217
Galleon Energy, Inc. Class A (a)	400	5,760
Grey Wolf, Inc. (a)	2,180	14,780
Gulfport Energy Corp. (a)	140	1,484
Holly Corp.	2,410	104,618
Jura Energy Corp. (a)	11,800	4,420
Mariner Energy, Inc. (a)	8,200	221,482
Midnight Oil Exploration Ltd. (a)	2,500	2,968
Midnight Oil Exploration Ltd.	3,400	4,036
Noble Energy, Inc.	300	21,840
Paramount Resources Ltd. Class A (a)	400	5,947
Patterson-UTI Energy, Inc.	5,370	140,587
Petrohawk Energy Corp. (a)	6,400	129,088
Petroquest Energy, Inc. (a)	3,980	69,013
Plains Exploration & Production Co. (a)	500	26,570
Rosetta Resources, Inc. (a)	3,480	68,452
Rowan Cos., Inc.	2,410	99,244
Stone Energy Corp. (a)	4,520	236,441
Swift Energy Co. (a)	200	8,998
TriStar Oil & Gas Ltd. (a)	1,000	14,070
TUSK Energy Corp. (a)	8,800	14,556
Unit Corp. (a)	1,400	79,310
Vaalco Energy, Inc. (a)	2,710	13,469
Vero Energy, Inc. (a)	300	2,233
W&T Offshore, Inc.	4,940	168,503
Warren Resources, Inc. (a)	1,030	12,226
Whiting Petroleum Corp. (a)	300	19,395
		2,484,520

17

Oil & Gas Services — 2.1%
Basic Energy Services, Inc. (a)	260	5,741
Bolt Technology Corp. (a)	50	922
Dawson Geophysical Co. (a)	610	41,175
Dresser-Rand Group, Inc. (a)	1,230	37,823
Dril-Quip, Inc. (a)	3,510	163,110
Exterran Holdings, Inc. (a)	1,240	80,030
Flotek Industries, Inc. (a) (b)	920	13,423
FMC Technologies, Inc. (a)	2,780	158,154
Global Industries Ltd. (a)	6,170	99,275
Gulf Island Fabrication, Inc.	1,160	33,315
Helix Energy Solutions Group, Inc. (a)	300	9,450
Hornbeck Offshore Services, Inc. (a)	2,040	93,167
Matrix Service Co. (a)	990	17,008
NATCO Group, Inc. Class A (a)	3,714	173,630
Newpark Resources, Inc. (a)	2,440	12,444
Oil States International, Inc. (a)	5,870	263,035
SEACOR Holdings, Inc. (a)	2,210	188,646
Superior Energy Services (a)	700	27,734
T-3 Energy Services, Inc. (a)	1,210	51,498
Technicoil Corp. (a)	16,600	11,952
Trico Marine Services, Inc. (a)	330	12,860
Union Drilling, Inc. (a)	510	8,920
Willbros Group, Inc. (a)	4,310	131,886
		1,635,198

Packaging & Containers — 0.3%
Greif, Inc. Class A	1,830	124,312
Owens-IIlinois, Inc. (a)	1,540	86,902
Packaging Corp. of America	461	10,294
Silgan Holdings, Inc.	725	35,982
		257,490

Pharmaceuticals — 2.3%
Alnylam Pharmaceuticals, Inc. (a)	3,100	75,640
AmerisourceBergen Corp.	4,000	163,920
Auxilium Pharmaceuticals, Inc. (a)	980	26,205
Bentley Pharmaceuticals, Inc. (a)	300	4,875
BioMarin Pharmaceuticals, Inc. (a)	800	28,296
BioScrip, Inc. (a)	1,380	9,329
Cubist Pharmaceuticals, Inc. (a)	5,700	104,994
CytRx Corp. (a) (b)	5,440	6,256
Durect Corp. (a)	1,140	5,985
Endo Pharmaceuticals Holdings, Inc. (a)	4,550	108,927
Forest Laboratories, Inc. (a)	2,670	106,827
Herbalife Ltd.	610	28,975
Isis Pharmaceuticals, Inc. (a)	3,210	45,293
King Pharmaceuticals, Inc. (a)	18,252	158,792
K-V Pharmaceutical Co. Class A (a)	1,090	27,206
Medicis Pharmaceutical Corp. Class A	5,500	108,295
NBTY, Inc. (a)	1,786	53,491
Noven Pharmaceuticals, Inc. (a)	190	1,706
Obagi Medical Products, Inc. (a)	2,700	23,436
Omnicare, Inc.	4,470	81,175
Onyx Pharmaceuticals, Inc. (a)	900	26,127
OSI Pharmaceuticals, Inc. (a)	4,000	149,560

18

Pain Therapeutics, Inc. (a) (b)	1,370	11,577
Perrigo Co.	1,280	48,294
PetMed Express, Inc. (a)	2,510	27,836
Pozen, Inc. (a)	2,180	22,585
Sciele Pharma, Inc. (a)	7,090	138,255
United Therapeutics Corp. (a)	200	17,340
Valeant Pharmaceuticals International (a)	4,850	62,226
Vivus, Inc. (a)	660	3,980
Xenoport, Inc. (a)	2,630	106,436
		1,783,839

Real Estate — 0.1%
Home Properties, Inc.	500	23,995
Jones Lang Lasalle, Inc.	1,040	80,434
W.P. Carey & Co. LLC	180	5,395
		109,824

Real Estate Investment Trusts (REITS) — 2.5%
Acadia Realty Trust	200	4,830
Agree Realty Corp.	800	21,960
Alexandria Real Estate Equities, Inc.	600	55,632
Arbor Realty Trust, Inc.	600	9,048
Ashford Hospitality Trust	4,200	23,856
Associated Estates Realty Corp.	500	5,720
BioMed Realty Trust, Inc.	100	2,389
Brandywine Realty Trust	1,600	27,136
Capital Trust, Inc. Class A	400	10,780
CBL & Associates Properties, Inc.	1,606	37,789
Cedar Shopping Centers, Inc.	900	10,512
Colonial Properties Trust	400	9,620
Corporate Office Properties Trust	700	23,527
DiamondRock Hospitality Co.	3,800	48,146
Digital Realty Trust, Inc. (b)	2,500	88,750
Eastgroup Properties	600	27,876
Entertainment Properties Trust	1,200	59,196
Equity Lifestyle Properties, Inc.	700	34,559
Equity One, Inc.	1,962	47,029
FelCor Lodging Trust, Inc.	4,000	48,120
First Industrial Realty Trust, Inc. (b)	3,002	92,732
Glimcher Realty Trust	400	4,784
Gramercy Capital Corp.	500	10,465
Hersha Hospitality Trust	900	8,127
Highwoods Properties, Inc.	2,000	62,140
Inland Real Estate Corp.	3,900	59,319
Kite Realty Group Trust	1,100	15,400
LaSalle Hotel Properties	1,000	28,730
Lexington Realty Trust	2,017	29,065
LTC Properties, Inc.	1,200	30,852
Medical Properties Trust, Inc. (b)	500	5,660
Mid-America Apartment Communities, Inc.	700	34,888
National Health Investors, Inc.	500	15,625
National Retail Properties, Inc. (b)	3,158	69,634
Nationwide Health Properties, Inc.	4,900	165,375
Omega Healthcare Investors, Inc.	2,900	50,344
Parkway Properties, Inc.	900	33,264

19

Pennsylvania Real Estate Investment Trust	2,000	48,780
PS Business Parks, Inc.	800	41,520
RAIT Financial Trust (b)	2,100	14,574
Ramco-Gershenson Properties	900	18,999
Realty Income Corp.	3,600	92,232
Redwood Trust, Inc. (b)	700	25,445
Resource Capital Corp.	200	1,514
Saul Centers, Inc.	300	15,072
Senior Housing Properties Trust	4,167	98,758
Sovran Self Storage, Inc.	500	21,355
Strategic Hotels & Resorts, Inc.	2,219	29,135
Sunstone Hotel Investors, Inc.	2,600	41,626
Tanger Factory Outlet Centers, Inc.	1,986	76,401
Taubman Centers, Inc.	900	46,890
Washington Real Estate Investment Trust	1,100	36,762
		1,921,942

Retail — 4.3%
A.C. Moore Arts & Crafts, Inc. (a)	1,840	12,549
Aeropostale, Inc. (a)	11,070	300,108
AutoNation, Inc. (a)	7,390	110,628
AutoZone, Inc. (a)	1,060	120,660
Barnes & Noble, Inc.	1,290	39,539
Big Lots, Inc. (a)	12,808	285,618
BJ’s Wholesale Club, Inc. (a)	4,390	156,679
Blockbuster, Inc. Class A (a) (b)	19,260	62,788
Bob Evans Farms, Inc.	4,749	131,025
Books-A-Million, Inc.	830	7,254
Brinker International, Inc.	3,010	55,836
Brown Shoe Co., Inc.	4,377	65,961
The Buckle, Inc.	5,785	258,763
Casey’s General Stores, Inc.	6,760	152,776
Cash America International, Inc.	2,120	77,168
Cato Corp. Class A	444	6,633
CBRL Group, Inc.	1,874	67,033
CEC Entertainment, Inc. (a)	90	2,599
China Nepstar Chain Drugstore Ltd. Sponsored ADR (Cayman Islands) (a)	260	3,536
Chipotle Mexican Grill, Inc. Class A (a)	440	49,909
Conn’s, Inc. (a) (b)	1,020	16,636
Copart, Inc. (a)	820	31,783
Denny’s Corp. (a)	9,527	28,390
Dollar Tree Stores, Inc. (a)	5,468	150,862
Domino’s Pizza, Inc.	735	9,915
Dress Barn, Inc. (a)	5,714	73,939
Family Dollar Stores, Inc.	4,960	96,720
Hot Topic, Inc. (a)	3,010	12,973
Insight Enterprises, Inc. (a)	3,997	69,948
Jos A. Bank Clothiers, Inc. (a) (b)	1,320	27,060
Liz Claiborne, Inc.	3,110	56,447
Longs Drug Stores Corp.	1,870	79,400
Macy’s, Inc.	2,340	53,960
Men’s Wearhouse, Inc.	4,053	94,313
Movado Group, Inc.	1,290	25,142
Nu Skin Enterprises, Inc. Class A	330	5,947

20

Office Depot, Inc. (a)	6,920	76,466
PC Connection, Inc. (a)	780	6,178
Polo Ralph Lauren Corp.	2,030	118,329
PriceSmart, Inc.	550	15,241
RadioShack Corp.	7,339	119,259
Rush Enterprises, Inc. Class A (a)	720	11,405
Sally Beauty Co., Inc. (a)	15,250	105,225
School Specialty, Inc. (a)	580	18,293
Select Comfort Corp. (a)	480	1,728
SuperValu, Inc.	840	25,183
Systemax, Inc.	960	11,578
West Marine, Inc. (a)	10	70
		3,309,452

Savings & Loans — 0.1%
Dime Community Bancshares	330	5,768
First Niagara Financial Group, Inc.	3,418	46,451
Provident New York Bancorp	930	12,555
TierOne Corp.	978	11,032
WSFS Financial Corp.	170	8,378
		84,184

Semiconductors — 6.2%
Actel Corp. (a)	1,400	21,434
Advanced Analogic Technologies, Inc. (a)	3,360	18,883
Altera Corp.	2,680	49,392
Amkor Technology, Inc. (a)	18,555	198,539
Analog Devices, Inc.	5,870	173,282
Atmel Corp. (a)	26,120	90,898
ATMI, Inc. (a)	4,270	118,834
Broadcom Corp. Class A (a)	4,540	87,486
Brooks Automation, Inc. (a)	10,990	106,823
Cabot Microelectronics Corp. (a) (b)	5,040	162,036
Cohu, Inc.	2,020	32,825
Credence Systems Corp. (a)	5,750	9,775
Cypress Semiconductor Corp. (a)	5,570	131,508
Day4 Energy, Inc.	7,300	32,957
Diodes, Inc. (a)	350	7,686
DSP Group, Inc. (a)	50	637
Emcore Corp. (a)	3,720	21,427
Emulex Corp. (a)	6,736	109,393
Entegris, Inc. (a)	17,240	123,956
Fairchild Semiconductor International, Inc. (a)	3,210	38,263
Intellon Corp. (a)	1,600	7,872
Intersil Corp. Class A	6,400	164,288
IXYS Corp. (a)	170	1,161
KLA-Tencor Corp.	4,080	151,368
Kulicke & Soffa Industries, Inc. (a)	1,300	6,214
Lam Research Corp. (a)	3,520	134,534
LTX Corp. (a)	1,060	3,328
Mattson Technology, Inc. (a)	3,900	23,751
Micrel, Inc.	10,963	101,627
Microtune, Inc. (a)	4,890	17,897
MIPS Technologies, Inc. (a)	460	1,822
MKS Instruments, Inc. (a)	9,230	197,522

21

Monolithic Power Systems, Inc. (a)	3,020	53,243
Novellus Systems, Inc. (a)	5,730	120,617
Omnivision Technologies, Inc. (a)	9,160	154,071
ON Semiconductor Corp. (a)	8,901	50,558
Pericom Semiconductor Corp. (a)	2,760	40,517
Photronics, Inc. (a)	580	5,539
PMC-Sierra, Inc. (a)	30,100	171,570
QLogic Corp. (a)	1,410	21,644
Rambus, Inc. (a)	4,240	98,834
Rubicon Technology, Inc. (a)	2,140	62,017
Rudolph Technologies, Inc. (a)	1,620	15,827
Semtech Corp. (a)	12,810	183,567
Sigma Designs, Inc. (a)	4,600	104,282
Silicon Laboratories, Inc. (a)	6,380	201,225
Skyworks Solutions, Inc. (a)	24,870	181,054
Standard Microsystems Corp. (a)	2,530	73,825
Supertex, Inc. (a)	550	11,226
Techwell, Inc. (a)	440	4,770
Teradyne, Inc. (a)	15,440	191,765
Tessera Technologies, Inc. (a)	1,460	30,368
Triquint Semiconductor, Inc. (a)	8,160	41,290
Ultra Clean Holdings, Inc. (a)	1,080	10,584
Varian Semiconductor Equipment Associates, Inc. (a)	4,140	116,541
Veeco Instruments, Inc. (a)	1,910	31,763
Verigy Ltd. (a)	6,310	118,880
Volterra Semiconductor Corp. (a)	1,120	12,690
Xilinx, Inc.	8,440	200,450
Zoran Corp. (a)	8,830	120,618
		4,776,753

Software — 5.7%
Activision, Inc. (a)	7,430	202,913
Actuate Corp. (a)	7,152	29,323
Acxiom Corp.	4,840	57,451
Advent Software, Inc. (a) (b)	3,742	159,484
Ansys, Inc. (a)	3,670	126,688
ArcSight, Inc. (a)	300	2,073
Aspen Technology, Inc. (a)	13,599	173,387
Autodesk, Inc. (a)	4,420	139,142
BEA Systems, Inc. (a)	10,930	209,310
Blackbaud, Inc.	5,060	122,857
Blackboard, Inc. (a)	2,340	77,992
BMC Software, Inc. (a)	5,749	186,957
Bottomline Technologies, Inc. (a)	40	504
Broadridge Financial Solutions LLC	1,070	18,832
Citrix Systems, Inc. (a)	910	26,690
Commvault Systems, Inc. (a)	3,500	43,400
Compuware Corp. (a)	14,610	107,237
Concur Technologies, Inc. (a)	3,410	105,881
CSG Systems International, Inc. (a)	4,276	48,618
Deltek, Inc. (a)	380	4,932
Digi International, Inc. (a)	460	5,308
DivX, Inc. (a)	1,310	9,170
Double-Take Software, Inc. (a)	2,040	23,827
Eclipsys Corp. (a)	550	10,786

22

Epicor Software Corp. (a)	490	5,488
EPIQ Systems, Inc. (a)	2,510	38,955
Fair Isaac Corp.	3,657	78,699
FalconStor Software, Inc. (a)	3,550	27,016
Informatica Corp. (a)	12,590	214,785
InnerWorkings, Inc. (a)	1,610	22,588
Interactive Intelligence, Inc. (a)	2,370	27,895
Intuit, Inc. (a)	380	10,264
JDA Software Group, Inc. (a)	2,910	53,108
Lawson Software, Inc. (a)	18,540	139,606
ManTech International Corp. Class A (a)	5,050	229,068
MicroStrategy, Inc. Class A (a)	2,374	175,652
NAVTEQ Corp. (a)	580	39,440
Noah Education Holdings Ltd. ADR (China) (a)	1,860	10,342
Novell, Inc. (a)	20,710	130,266
Omnicell, Inc. (a)	3,500	70,350
Omniture, Inc. (a)	750	17,408
Open Text Corp. (a) (b)	5,583	174,804
Parametric Technology Corp. (a)	4,570	73,029
Phase Forward, Inc. (a)	4,535	77,458
Progress Software Corp. (a)	2,600	77,792
PROS Holdings, Inc. (a)	2,300	28,865
Quest Software, Inc. (a) (b)	9,890	129,262
RightNow Technologies, Inc. (a)	1,170	13,923
Salesforce.com, Inc. (a)	2,580	149,305
Soundbite Communications, Inc. (a)	1,600	7,840
SPSS, Inc. (a)	1,623	62,940
Sybase, Inc. (a)	4,370	114,931
Synchronoss Technologies, Inc. (a)	1,730	34,652
SYNNEX Corp. (a)	860	18,249
Taleo Corp. Class A (a)	2,480	48,112
THE9 Ltd. ADR (Cayman Islands) (a)	760	15,580
Tyler Technologies, Inc. (a)	4,210	58,856
The Ultimate Software Group, Inc. (a)	880	26,453
Wind River Systems, Inc. (a)	7,430	57,508
		4,353,251

Telecommunications — 3.9%
ADC Telecommunications, Inc. (a)	12,650	152,812
ADTRAN, Inc.	5,900	109,150
Alaska Communications Systems Group, Inc.	3,850	47,124
Arris Group, Inc. (a)	680	3,958
Atheros Communications, Inc. (a)	1,890	39,388
Atlantic Tele-Network, Inc.	1,400	47,362
Black Box Corp.	390	12,032
Cbeyond, Inc. (a)	1,860	34,949
Centennial Communications Corp. (a)	7,030	41,547
CenturyTel, Inc.	3,599	119,631
Ciena Corp. (a)	400	12,332
Cincinnati Bell, Inc. (a)	44,549	189,779
CommScope, Inc. (a)	3,116	108,530
Comtech Telecommunications (a)	4,990	194,610
Consolidated Communications Holdings, Inc.	1,285	19,442
CPI International, Inc. (a)	250	2,480
EMS Technologies, Inc. (a)	2,066	56,071

23

Extreme Networks, Inc. (a)	11,680	36,208
Foundry Networks, Inc. (a)	18,530	214,577
GeoEye, Inc. (a)	2,090	54,319
Globecomm Systems, Inc. (a)	300	2,610
Harmonic, Inc. (a)	13,550	102,980
Harris Corp.	2,310	112,104
Hypercom Corp. (a)	160	694
InterDigital, Inc. (a)	2,060	40,809
Iowa Telecommunications Services, Inc.	1,280	22,694
Ixia (a)	2,810	21,806
Loral Space & Communications, Inc. (a)	180	4,291
Mastec, Inc. (a)	3,840	31,526
Netgear, Inc. (a)	1,210	24,140
Network Equipment Technologies, Inc. (a)	2,560	16,819
Novatel Wireless, Inc. (a)	2,790	27,007
NTELOS Holdings Corp.	5,440	131,648
Plantronics, Inc.	8,140	157,183
Premiere Global Services, Inc. (a)	14,460	207,356
Rural Cellular Corp. Class A (a)	600	26,538
ShoreTel, Inc. (a)	2,350	12,032
Sycamore Networks, Inc. (a)	1,240	4,538
Syniverse Holdings, Inc. (a)	11,380	189,591
Tekelec (a)	1,700	21,165
Telephone & Data Systems, Inc.	3,170	124,486
Tellabs, Inc. (a)	18,200	99,190
USA Mobility, Inc. (a)	410	2,927
Viasat, Inc. (a)	3,339	72,523
		2,952,958

Textiles — 0.2%
G&K Services, Inc. Class A	560	19,942
Mohawk Industries, Inc. (a)	1,740	124,601
		144,543

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a) (b)	3,380	93,187
Marvel Entertainment, Inc. (a)	1,885	50,499
RC2 Corp. (a)	740	15,518
		159,204

Transportation — 1.0%
ABX Holdings, Inc. (a)	2,670	7,850
Atlas Air Worldwide Holdings, Inc. (a)	2,630	144,650
Bristow Group, Inc. (a)	300	16,101
CAI International, Inc. (a)	2,350	30,221
Excel Maritime Carriers Ltd. (b)	2,710	79,539
Golar LNG Ltd.	450	8,222
Gulfmark Offshore, Inc. (a)	3,180	174,010
Hub Group, Inc. Class A (a)	61	2,006
Pacer International, Inc.	1,950	32,039
Ryder System, Inc.	1,940	118,165
Star Bulk Carriers Corp.	1,290	14,732
TBS International Ltd. (a)	560	16,912
Tidewater, Inc.	2,218	122,234
		766,681

24

Water — 0.1%
California Water Service Group	220	8,393
Cascal N.V. (a)	4,000	48,000
		56,393

TOTAL EQUITIES (Cost $79,139,632)		75,792,951

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Investment Companies
Ares Capital Corp. (a)	420	235
MCG Capital Corp.	166	177
		412

TOTAL RIGHTS (Cost $0)		412

	Number of
	Shares	Market Value
WARRANTS - 0.0%
Mining
Redcorp Ventures Ltd. Warrants, Expires 7/10/2009 Strike .65	34,150	997

TOTAL WARRANTS (Cost $0)		997

TOTAL LONG TERM INVESTMENTS (Cost $79,139,632)		75,794,360

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.8%
Cash Equivalents — 2.4% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	126,049	126,049
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	108,042	108,042
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	72,028	72,028
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	72,028	72,028
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	54,021	54,021
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	54,021	54,021
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	108,042	108,042
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	54,021	54,021

25

BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	54,021	54,021
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	45,865	45,865
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	36,014	36,014
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	108,042	108,042
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	54,021	54,021
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	63,024	63,024
Reserve Primary Money Market Fund (c)
		18,007	18,007
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	90,035	90,035
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	54,021	54,021
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	63,024	63,024
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	63,024	63,024
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	63,024	63,024
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	34,942	34,942
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	81,031	81,031
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	162,063	162,063
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	99,038	99,038
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	54,021	54,021
			1,791,469

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		1,100,145	1,100,145

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,891,614)			2,891,614

TOTAL INVESTMENTS — 102.6%
(Cost $82,031,246) (f)			$78,685,974

Other Assets/(Liabilities) — (2.6%)			(2,004,424)

NET ASSETS — 100.0%			$76,681,550

26

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,100,177. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $1,122,330.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MML Small Company Opportunities Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.7%
COMMON STOCK — 94.7%
Aerospace & Defense — 3.9%
Ducommun, Inc. (a)	64,800	1,793,016
The Allied Defense Group, Inc. (a) (b)	170,200	1,007,584
		2,800,600

Banks — 4.3%
Bank of the Ozarks, Inc.	28,300	676,370
CoBiz Financial, Inc.	78,300	1,019,466
MetroCorp Bancshares, Inc.	57,100	730,309
Northrim BanCorp, Inc.	35,980	654,116
		3,080,261

Building Materials — 2.2%
LSI Industries, Inc.	61,700	815,057
US Concrete, Inc. (a)	204,200	775,960
		1,591,017

Chemicals — 3.5%
Omnova Solutions, Inc. (a)	294,600	1,175,454
Penford Corp.	60,768	1,320,488
		2,495,942

Commercial Services — 13.0%
ABM Industries, Inc.	68,700	1,541,628
Carriage Services, Inc. (a)	173,900	1,358,159
CDI Corp.	39,500	989,475
Hill International, Inc. (a)	115,900	1,449,909
Landauer, Inc.	30,800	1,550,472
Mac-Gray Corp. (a)	78,600	897,612
Standard Parking Corp. (a)	67,084	1,406,081
		9,193,336

Diversified Financial — 1.5%
SWS Group, Inc.	87,800	1,073,794

Electric — 3.4%
Central Vermont Public Service Corp. (b)	48,100	1,149,590
Unitil Corp.	47,700	1,285,515
		2,435,105

Electronics — 8.4%
Keithley Instruments, Inc.	123,600	1,198,920
LaBarge, Inc. (a)	125,400	1,512,324
NU Horizons Electronics Corp. (a)	195,588	1,228,293
OSI Systems, Inc. (a)	88,900	2,046,478
		5,986,015

Entertainment — 2.3%
Steinway Musical Instruments, Inc. (a)	57,500	1,639,900

1

Foods — 3.9%
J&J Snack Foods Corp.	19,800	543,906
Rocky Mountain Chocolate Factory, Inc.	109,300	1,371,715
United Natural Foods, Inc. (a) (b)	45,700	855,047
		2,770,668

Forest Products & Paper — 2.2%
Buckeye Technologies, Inc. (a)	21,800	243,288
Schweitzer-Mauduit International, Inc.	56,200	1,300,468
		1,543,756

Hand & Machine Tools — 1.2%
Hardinge, Inc.	60,500	832,480

Health Care - Products — 3.2%
Kensey Nash Corp. (a)	41,700	1,207,215
Young Innovations, Inc.	59,700	1,034,004
		2,241,219

Housewares — 1.7%
Libbey, Inc. (b)	71,600	1,205,744

Insurance — 1.2%
National Interstate Corp. (b)	36,700	856,945

Iron & Steel — 2.7%
Universal Stainless & Alloy (a)	64,800	1,925,208

Machinery - Diversified — 4.4%
Columbus McKinnon Corp. (a)	59,860	1,854,463
Gerber Scientific, Inc. (a)	143,700	1,277,493
		3,131,956

Manufacturing — 4.6%
ESCO Technologies, Inc. (a) (b)	31,200	1,239,264
LSB Industries, Inc. (a) (b)	64,700	953,678
Quixote Corp.	127,263	1,062,646
		3,255,588

Metal Fabricate & Hardware — 1.8%
NN, Inc.	133,167	1,295,715

Oil & Gas — 0.8%
Goodrich Petroleum Corp. (a)	19,900	598,592

Oil & Gas Services — 1.7%
Gulf Island Fabrication, Inc.	42,700	1,226,344

Retail — 10.8%
Benihana, Inc. Class A (a)	103,900	1,170,953
Casual Male Retail Group, Inc. (a) (b)	227,900	957,180
Duckwall-ALCO Stores, Inc. (a)	68,920	785,688
Kenneth Cole Productions, Inc. Class A (b)	60,700	1,028,258
Movado Group, Inc.	46,110	898,684

2

O’Charley’s, Inc.	31,500	362,880
Rush Enterprises, Inc. Class A (a)	65,250	1,033,560
Talbots, Inc. (b)	129,400	1,394,932
		7,632,135

Semiconductors — 1.8%
Cohu, Inc.	76,400	1,241,500

Telecommunications — 6.3%
Comtech Telecommunications (a)	30,900	1,205,100
EMS Technologies, Inc. (a)	74,200	2,013,788
Hypercom Corp. (a)	290,100	1,259,034
		4,477,922

Textiles — 1.4%
Dixie Group, Inc. (a)	120,000	1,005,600

Transportation — 2.5%
Frozen Food Express Industries, Inc.	75,689	600,971
Saia, Inc. (a)	71,700	1,137,162
		1,738,133

TOTAL EQUITIES (Cost $86,479,539)		67,275,475

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.6%
Cash Equivalents — 6.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	345,053	345,053
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	295,759	295,759
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	197,173	197,173
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	197,173	197,173
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	147,880	147,880
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	147,880	147,880
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	295,759	295,759
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	147,880	147,880
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	147,881	147,881
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	125,554	125,554
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	98,586	98,586
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	295,759	295,759

3

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	147,880	147,880
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	172,526	172,526
Reserve Primary Money Market Fund (c)
		49,293	49,293
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	246,466	246,466
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	147,880	147,880
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	172,526	172,526
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	172,526	172,526
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	172,526	172,526
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	95,653	95,653
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	221,820	221,820
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	443,639	443,639
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	271,113	271,113
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	147,880	147,880
			4,904,065

Repurchase Agreements — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)	2,615,891	2,615,891

TOTAL SHORT-TERM INVESTMENTS (Cost $7,519,956)		7,519,956

TOTAL INVESTMENTS — 105.3% (Cost $93,999,495) (f)		$74,795,431

Other Assets/(Liabilities) — (5.3%)		(3,772,389)

NET ASSETS — 100.0%		$71,023,042

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.

4

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,615,968. Collaterized by U.S. Government Agency obligations with a rates ranging from 4.557% to 4.605%, maturity dates ranging from 10/01/2034 to 11/01/2034, and an aggregate market value, including accrued interest, of $2,670,233.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MML Series Investment Fund II (“MML II Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. MML II Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are eight series of MML II Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Money Market Fund (“Money Market Fund”), MML Inflation-Protected and Income Fund (formerly known as the Inflation-Protected Bond Fund) (“Inflation-Protected and Income Fund”),  MML Managed Bond Fund (“Managed Bond Fund”), MML Blend Fund (“Blend Fund”), MML Equity Fund (“Equity Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”) and MML Small Company Opportunities Fund (“Small Company Opportunities Fund”).  MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all the outstanding shares of the Funds.

MML II Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML II Trust are not offered to the general public.

2.     Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all the Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by  the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service.  However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser.  In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds investments carried at value:

Asset Valuation Inputs

	Investments in Securities
		Level 2 - Other Significant	Level 3 -Significant
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Money Market Fund	$7,180,189	$114,074,904	$—	$121,255,093
Inflation-Protected and Income Fund	—	394,242,413	—	394,242,413
Managed Bond Fund	76,794,048	468,015,959	9	544,810,016
Blend Fund	519,153,998	319,412,165	9	838,566,172
Equity Fund	1,034,463,058	134,671,620	—	1,169,134,678
Enhanced Index Core Equity Fund	38,200,785	175,181	—	38,375,966
Small Cap Equity Fund	75,788,965	2,897,009	—	78,685,974
Small Company Opportunities Fund	67,275,475	7,519,956	—	74,795,431

	Other Financial Instruments*
		Level 2 - Other Significant	Level 3 - Significant
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Managed Bond Fund	$101,004	$824,715	$—	$925,719
Blend Fund	409,213	532,939	—	942,152

*Other financial instruments include futures, forwards and swap contracts.

Liabilities Valuation Inputs

	Other Financial Instruments*
		Level 2 - Other Significant	Level 3 -Significant
	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Managed Bond Fund	$(2,080)	$—	$—	$(2,080)
Blend Fund	(1,560)	—	—	(1,560)

*Other financial instruments include written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 03/31/08	Net change in unrealized appreciation/ depreciation from investments still held as of 03/31/08
Managed Bond Fund	$9	$—	$—	$—	$—	$9	$—
Blend Fund	9	—	—	—	—	9	—

Securities Lending

The Inflation-Protected and Income Fund, Managed Bond Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Inflation-Protected and Income Fund, Blend Fund, Equity Fund, Enhanced Index Core Equity Fund, Small Cap Equity Fund and Small Company Opportunities Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2008, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Inflation-Protected and Income Fund	$1,335,952	$1,397,759
Managed Bond Fund	1,116,037	1,160,760
Blend Fund	28,452,748	29,295,003
Equity Fund	104,353,357	106,376,481
Enhanced Index Core Equity Fund	166,165	175,181
Small Cap Equity Fund	1,702,576	1,791,469
Small Company Opportunities Fund	4,575,173	4,904,065
	$141,702,008	$145,100,718

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

At March 31, 2008, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities, for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund and the Blend Fund at March 31, 2008 is as follows:

			Notional	Net Unrealized
Number of		Expiration	Contract	Appreciation
Contracts	Type	Date	Value	(Depreciation)

Managed Bond Fund
BUYS
120	U.S. Treasury Note 2 Year	6/30/2008	$25,758,750	$98,924

Blend Fund
BUYS
215	S&P 500 EMINI	6/20/2008	$14,233,000	$99,420
25	U.S. Treasury Note 2 Year	6/30/2008	5,366,406	20,608
81	U.S. Treasury Note 10 Year	6/20/2008	9,635,203	287,625
				$407,653

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses.  If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Managed Bond Fund and the Blend Fund at March 31, 2008, is as follows:

	Notional	Expiration
	Amount	Date	Description	Premiums	Value
Managed Bond Fund
	$1,600,000	4/21/2008	Barclays Bank PLC Call, Strike 1.25	$5,600	$2,080

Blend Fund
	$1,200,000	4/21/2008	Barclays Bank PLC Call, Strike 1.25	$4,200	$1,560

Transactions in options written for the Managed Bond Fund and the Blend Fund during the period ended March 31, 2008 were as follows:

	Number of Contracts	Premiums Received
Managed Bond Fund
Options outstanding at December 31, 2007	—	$—
Options written	1,600,000	5,600
Options terminated in closing purchase transactions	—	—
Options outstanding at March 31, 2008	1,600,000	5,600

Blend Fund
Options outstanding at December 31, 2007	—	$—
Options written	1,200,000	4,200
Options terminated in closing purchase transactions	—	—
Options outstanding at March 31, 2008	1,200,000	4,200

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by MML II Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket”

of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swap transactions tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event.  The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Managed Bond Fund and the Blend Fund at March 31, 2008 is as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund

Credit Default Swaps

1,000,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$2,027

1,125,000 USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/09/2006 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	164,066

1,125,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	215,888

1,050,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08 times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	129,319

950,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	9,935

462,500 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	88,534

1,176,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	16,932

500,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	38,846

1,000,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85 times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	34,600

500,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	19,047

512,500 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(15,172)

1,025,000 USD	12/20/2012	Agreement with Barclays Bank PLC, dated 12/20/2007 to pay 1.75% times the notional amount. The Fund receives payment only upon a default event of CDXEM8.	(2,867)

525,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/15/2008 to pay 2.15% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(7,990)

525,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/19/2008 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(3,424)

520,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/05/2008 to pay 1.98% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	(11,273)

520,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/05/2008 to receive 3.80% times the notional amount. The Fund makes payment only upon a default event of Embarq Corp.	15,804

Interest Rate Swaps
30,575,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 1/17/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	150,448

1,069,950 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	(17,925)

			$826,795

Blend Fund
Credit Default Swaps
700,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$1,419

775,000 USD	6/20/2016	Agreement with Credit Suisse Securities LLC, dated 8/09/2006 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	113,023

775,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	148,723

725,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	89,291

600,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85 times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	6,275

312,500 USD	9/20/2017	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	59,820

784,000 USD	6/20/2012	Agreement with JP Morgan Chase, dated 5/23/2007 to pay 1.20% times the notional amount. The Fund receives payment only upon a default event of LCDX.NA.8.	11,288

300,000 USD	9/20/2017	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	23,307

500,000 USD	12/20/2012	Agreement with Bear Stearns Bank PLC, dated 11/09/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	17,300

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(7,401)

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	9,524

500,000 USD	12/20/2012	Agreement with Barclays Bank PLC, dated 12/20/2007 to pay 1.75% times the notional amount. The Fund receives payment only upon a default event of CDXEM8.	(1,398)

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/15/2008 to pay 2.15% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(3,879)

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/19/2008 to pay 1.95% times the notional amount. The Fund receives payment only upon a default event of Southwest Airlines Co.	(1,644)

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/05/2008 to pay 1.98% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	(5,420)

250,000 USD	3/20/2013	Agreement with Barclays Bank PLC, dated 3/05/2008 to receive 3.80% times the notional amount. The Fund makes payment only upon a default event of Embarq Corp.	7,598

Interest Rate Swaps
538,650 USD	1/17/2015	Agreement with Goldman Sachs & Co., dated 1/17/2008 to receive the notional amount times 3.958% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	(9,105)

15,400,000 USD	4/17/2008	Agreement with Goldman Sachs & Co., dated 4/15/2008 to pay the notional amount times the seven year CMS Index and to receive the notional amount times the CMM Constant Maturity Mortgage.	75,778

$534,499

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income Tax Information

At March 31, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Inflation-Protected and Income Fund	$385,158,325	$16,425,666	$(7,341,578)	$9,084,088
Managed Bond Fund	541,847,170	13,632,750	(10,669,904)	2,962,846
Blend Fund	754,703,801	109,160,475	(25,298,104)	83,862,371
Equity Fund	1,140,758,425	147,685,684	(119,309,431)	28,376,253
Enhanced Index Core Equity Fund	40,516,300	1,500,947	(3,641,281)	(2,140,334)
Small Cap Equity Fund	82,031,246	6,056,098	(9,401,370)	(3,345,272)
Small Company Opportunities Fund	93,999,495	1,957,317	(21,161,381)	(19,204,064)

Note: The aggregate cost for investments for the Money Market Fund as of March 31, 2008, is the same for financial reporting and Federal income tax purposes.

4.              New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/27/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/27/08